Nuveen Multi-Asset Income Fund
Portfolio of Investments September 30, 2022
(Unaudited)
NMAI
Shares Description (1) Value
LONG-TERM INVESTMENTS - 160.3%   (99.5% of Total Investments)
X 278,617,693 COMMON STOCKS - 62.2% (38.6% of Total Investments)
X 278,617,693
Aerospace & Defense - 0.9%
30,867 Airbus SE (2) $ 2,660,747
1,053 Boeing Co/The (3) 127,497
234,300 Embraer SA (3) 506,010
7,099 Raytheon Technologies Corp (4) 581,124
Total Aerospace & Defense 3,875,378
Air Freight & Logistics - 0.4%
20,432 Deutsche Post AG (2) 615,813
8,167 DSV A/S (2) 956,743
918 United Parcel Service Inc, Class B 148,294
Total Air Freight & Logistics 1,720,850
Auto Components - 0.1%
15,273 Valeo (2) 230,773
Automobiles - 1.0%
2,552,200 Astra International Tbk PT (2) 1,104,463
2,031 Tesla Inc (3),(4) 538,723
202,000 Toyota Motor Corp (2),(3) 2,640,229
Total Automobiles 4,283,415
Banks - 4.4%
287,076 Banco Bilbao Vizcaya Argentaria SA (2) 1,287,778
16,966 Bancolombia SA, Sponsored ADR 413,461
21,534 Bank of America Corp (4) 650,327
502,387 Barclays PLC (2) 799,365
268,000 China Merchants Bank Co Ltd (2) 1,240,266
23,036 Commonwealth Bank of Australia (2) 1,340,118
7,586 Credicorp Ltd (4) 931,561
69,200 Grupo Financiero Banorte SAB de CV 444,348
42,691 HDFC Bank Ltd, ADR 2,494,008
160,907 ING Groep NV (2) 1,378,720
21,141 JPMorgan Chase & Co 2,209,234
31,116 KB Financial Group Inc, ADR 937,836
110,261 Nordea Bank Abp (2) 942,265
2,435 PNC Financial Services Group Inc (4) 363,838
93,717 Standard Bank Group Ltd (2) 740,340
47,800 Sumitomo Mitsui Financial Group Inc (2) 1,325,087
7,019 US Bancorp 283,006
48,715 Wells Fargo & Co (4) 1,959,317
Total Banks 19,740,875
Beverages - 1.9%
19,723 Coca-Cola Co (4) 1,104,882
76,574 Diageo PLC (2) 3,223,267
27,115 Fomento Economico Mexicano SAB de CV, Sponsored
ADR (4)
1,701,466
12,520 Heineken NV (2) 1,093,385
13,975 Keurig Dr Pepper Inc 500,585
7,888 Monster Beverage Corp (3),(4) 685,941
1,155 PepsiCo Inc 188,565
Total Beverages 8,498,091

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Shares Description (1) Value
Biotechnology - 0.6%
11,950 AbbVie Inc $ 1,603,810
6,463 Seagen Inc (3),(4) 884,332
Total Biotechnology 2,488,142
Building Products - 0.6%
1,150 Allegion PLC 103,132
28,211 Cie de Saint-Gobain (2) 1,008,701
6,300 Daikin Industries Ltd (2) 969,374
4,780 Masco Corp 223,178
2,133 Trane Technologies PLC 308,880
Total Building Products 2,613,265
Capital Markets - 1.0%
435 BlackRock Inc 239,372
6,340 Charles Schwab Corp (4) 455,656
3,493 Goldman Sachs Group Inc (4) 1,023,623
31,900 Hong Kong Exchanges & Clearing Ltd (2) 1,090,419
11,808 Morgan Stanley (4) 932,950
37,200 SBI Holdings Inc/Japan (2),(3) 667,556
Total Capital Markets 4,409,576
Chemicals - 1.2%
17,735 Corteva Inc 1,013,555
4,582 DuPont de Nemours Inc 230,933
8,380 International Flavors & Fragrances Inc 761,155
2,243 Linde PLC 604,690
10,180 Linde PLC (2) 2,756,057
2,124 PPG Industries Inc (4) 235,106
Total Chemicals 5,601,496
Commercial Services & Supplies - 0.7%
1,345 Casella Waste Systems Inc, Class A (3) 102,745
113,254 Cleanaway Waste Management Ltd (2) 197,442
8,305 Republic Services Inc 1,129,812
7,124 Waste Connections Inc 962,666
3,399 Waste Management Inc 544,554
Total Commercial Services & Supplies 2,937,219
Communications Equipment - 0.3%
31,756 Cisco Systems Inc 1,270,240
1,213 Motorola Solutions Inc 271,676
Total Communications Equipment 1,541,916
Construction & Engineering - 0.7%
4,660 Eiffage SA (2) 373,700
48,026 Ferrovial SA (2) 1,090,123
46,670 Sitios Latinoamerica SAB de CV (3) 20,833
22,643 Vinci SA (2) 1,830,929
Total Construction & Engineering 3,315,585
Construction Materials - 0.5%
47,879 CRH PLC (2) 1,539,398
21,641 HeidelbergCement AG (2) 854,909
Total Construction Materials 2,394,307
Consumer Finance - 0.1%
4,308 American Express Co (4) 581,192

Shares Description (1) Value
Containers & Packaging - 0.3%
14,075 Crown Holdings Inc (4) $ 1,140,497
922 Packaging Corp of America 103,532
Total Containers & Packaging 1,244,029
Diversified Financial Services - 0.3%
1,817 Berkshire Hathaway Inc, Class B (3),(4) 485,176
48,300 ORIX Corp (2) 676,637
Total Diversified Financial Services 1,161,813
Diversified Telecommunication Services - 0.5%
22,863 Cellnex Telecom SA, 144A (2) 705,245
22,250 DigitalBridge Group Inc 278,347
40,000 HKBN Ltd 31,033
11,544 IHS Holding Ltd (3),(4) 64,416
38,727 Infrastrutture Wireless Italiane SpA, 144A (2) 337,875
318,709 Koninklijke KPN NV (2) 862,543
80,000 NetLink NBN Trust 50,409
3,406 Radius Global Infrastructure Inc, Class A (3) 32,084
Total Diversified Telecommunication Services 2,361,952
Electric Utilities - 3.1%
21,192 Alliant Energy Corp (4) 1,122,964
3,132 American Electric Power Co Inc (4) 270,761
67,000 CK Infrastructure Holdings Ltd (2) 341,722
10,472 Duke Energy Corp (4) 974,105
123,956 EDP - Energias de Portugal SA (2) 537,971
660 Elia Group SA/NV (2) 77,663
8,955 Emera Inc 362,323
265,759 Enel SpA (2) 1,089,937
2,795 Entergy Corp 281,261
5,738 Eversource Energy 447,334
20,400 Exelon Corp 764,184
5,055 FirstEnergy Corp 187,035
9,200 Hydro One Ltd, 144A 224,980
66,173 Iberdrola SA (2) 617,009
45,714 NextEra Energy Inc (4) 3,584,435
2,441 Orsted AS, 144A (2) 194,550
6,768 PPL Corp 171,569
2,712 Red Electrica Corp SA (2) 41,617
514 Southern Co 34,952
4,418 SSE PLC (2) 74,602
96,159 Terna - Rete Elettrica Nazionale (2) 585,659
26,410 Xcel Energy Inc 1,690,240
Total Electric Utilities 13,676,873
Electrical Equipment - 0.1%
3,671 Eaton Corp PLC (4) 489,565
Electronic Equipment, Instruments & Components - 0.4%
2,200 Keyence Corp (2) 727,233
1,668 Samsung SDI Co Ltd (2) 627,407
3,585 TE Connectivity Ltd (4) 395,641
Total Electronic Equipment, Instruments & Components 1,750,281
Energy Equipment & Services - 0.2%
7,238 Quarternorth Energy Holding Inc (2),(3) 873,388
7,368 Transocean Ltd (3) 18,199
Total Energy Equipment & Services 891,587

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Shares Description (1) Value
Entertainment - 1.0%
168,937 HUYA Inc, ADR (3) $ 375,040
4,198 Metro-Goldwyn-Mayer Inc (2),(3) 18,681
50,310 Nintendo Co Ltd (2) 2,029,218
56,226 Universal Music Group BV (2) 1,053,115
10,751 Walt Disney Co (3),(4) 1,014,142
Total Entertainment 4,490,196
Food & Staples Retailing - 1.0%
124,000 Cia Brasileira de Distribuicao 445,718
2,678 Costco Wholesale Corp (4) 1,264,739
541,038 Tesco PLC (2) 1,241,721
10,785 Walmart Inc (4) 1,398,815
Total Food & Staples Retailing 4,350,993
Food Products - 0.3%
7,415 Mondelez International Inc, Class A 406,564
8,858 Nestle SA (2) 958,058
Total Food Products 1,364,622
Gas Utilities - 0.2%
1,916 AltaGas Ltd 36,687
55,350 APA Group (2) 340,565
4,017 Enagas SA (2) 62,179
68,297 Snam SpA (2) 276,052
Total Gas Utilities 715,483
Health Care Equipment & Supplies - 0.8%
14,428 Abbott Laboratories 1,396,053
4,138 Baxter International Inc 222,873
17,422 Boston Scientific Corp (3),(4) 674,754
15,181 Medtronic PLC (4) 1,225,866
1,123 Zimmer Biomet Holdings Inc 117,409
Total Health Care Equipment & Supplies 3,636,955
Health Care Providers & Services - 0.8%
1,773 Cigna Corp 491,954
1,646 Elevance Health Inc 747,679
1,391 HCA Inc 255,652
11,534 Millennium Health LLC (3),(5) 565
12,280 Millennium Health LLC (3),(5) 1,830
3,988 UnitedHealth Group Inc (4) 2,014,100
Total Health Care Providers & Services 3,511,780
Hotels, Restaurants & Leisure - 1.7%
83,128 24 Hour Fitness Worldwide Inc (2),(3) 62,346
174,789 24 Hour Fitness Worldwide Inc (2),(3) 15,382
458,283 Arcos Dorados Holdings Inc, Class A (4) 3,340,883
97 Booking Holdings Inc (3) 159,391
3,077 Hilton Worldwide Holdings Inc (4) 371,148
7,212 McDonald's Corp (4) 1,664,097
131,280 Melco Resorts & Entertainment Ltd (3),(4) 870,386
1,444,800 Wynn Macau Ltd (2),(3) 920,908
Total Hotels, Restaurants & Leisure 7,404,541
Household Durables - 0.7%
60 NVR Inc (3) 239,225
48,500 Sony Group Corp (2) 3,124,099
Total Household Durables 3,363,324

Shares Description (1)
Household Products - 0.6%
9,791 Procter & Gamble Co (4) $ 1,236,114
19,999 Reckitt Benckiser Group PLC (2) 1,325,562
Total Household Products 2,561,676
Independent Power And Renewable Electricity Producers - 0.9%
7,660 Brookfield Renewable Corp, Class A 250,329
17,671 Clearway Energy Inc, Class C 562,821
56,990 Meridian Energy Ltd (2) 152,921
8,551 NextEra Energy Partners LP (4) 618,323
61,143 RWE AG (2) 2,247,372
Total Independent Power And Renewable Electricity Producers 3,831,766
Industrial Conglomerates - 1.2%
64,400 Hitachi Ltd (2),(3) 2,740,611
7,218 Honeywell International Inc (4) 1,205,189
16,909 Siemens AG (2) 1,652,734
Total Industrial Conglomerates 5,598,534
Insurance - 1.1%
7,943 American International Group Inc 377,134
496,000 China Life Insurance Co Ltd (2) 634,597
3,762 Chubb Ltd 684,233
3,528 Marsh & McLennan Cos Inc 526,695
4,488 MetLife Inc 272,781
262,000 Ping An Insurance Group Co of China Ltd (2) 1,307,064
2,823 Zurich Insurance Group AG (2) 1,125,390
Total Insurance 4,927,894
Interactive Media & Services - 2.2%
12,460 Alphabet Inc, Class A (3),(4) 1,191,799
4,246 Alphabet Inc, Class C (3) 408,253
216,698 Baidu Inc, Class A (2),(3) 3,190,054
4,127 Meta Platforms Inc (3),(4) 559,951
6,397 NAVER Corp (2) 852,184
113,400 Tencent Holdings Ltd (2) 3,830,234
Total Interactive Media & Services 10,032,475
Internet & Direct Marketing Retail - 1.9%
280,200 Alibaba Group Holding Ltd (2),(3) 2,796,210
8,060 Amazon.com Inc (3) 910,780
921,895 Americanas SA 2,901,883
40,996 Baozun Inc (3) 257,455
186,273 Vipshop Holdings Ltd, ADR (3),(4) 1,566,556
Total Internet & Direct Marketing Retail 8,432,884
IT Services - 1.2%
2,042 Accenture PLC, Class A 525,406
33,000 Cyxtera Technologies Inc (3),(4) 134,640
2,177 Fidelity National Information Services Inc 164,516
3,365 Fiserv Inc (3),(4) 314,863
59,300 Infomart Corp (2) 179,075
694 Mastercard Inc 197,332
46,070 NEXTDC Ltd (2),(3) 257,763
121,617 Pagseguro Digital Ltd, Class A (3),(4) 1,608,993
114,041 StoneCo Ltd, Class A (3),(4) 1,086,811
4,756 Visa Inc, Class A (4) 844,903
Total IT Services 5,314,302

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Shares Description (1)
Life Sciences Tools & Services - 0.4%
465 Danaher Corp $ 120,105
3,449 Lonza Group AG (2) 1,679,287
Total Life Sciences Tools & Services 1,799,392
Machinery - 0.4%
4,832 Caterpillar Inc (4) 792,835
890 Deere & Co 297,162
2,299 Dover Corp 268,017
2,560 Evoqua Water Technologies Corp (3) 84,659
1,354 Parker-Hannifin Corp (4) 328,088
Total Machinery 1,770,761
Media - 0.5%
343 Charter Communications Inc (3),(4) 104,049
17,959 Comcast Corp, Class A 526,738
270,000 Converge Information and Communications Technology
Solutions Inc (2),(3)
60,022
2 Cumulus Media Inc, Class A (3) 14
145,216 Grupo Televisa SAB, Sponsored ADR (4) 781,262
655,185 Hibu PLC (2),(3) 2,926
159,316 iClick Interactive Asia Group Ltd, ADR (3) 55,761
72,521 Vivendi SE (2) 562,514
Total Media 2,093,286
Metals & Mining - 1.4%
47,619 AngloGold Ashanti Ltd, Sponsored ADR 658,095
40,648 BHP Group Ltd (2) 1,010,433
43,360 Freeport-McMoRan Inc 1,185,029
354,303 Glencore PLC (2) 1,861,867
772 Reliance Steel & Aluminum Co 134,644
16,557 Rio Tinto PLC (2) 895,830
45,900 Vale SA 612,981
Total Metals & Mining 6,358,879
Multiline Retail - 0.2%
1 Belk Inc (2),(3) 9
5,888 Target Corp (4) 873,720
Total Multiline Retail 873,729
Multi-Utilities - 1.5%
7,206 Ameren Corp 580,443
1,384 Brookfield Infrastructure Corp, Class A 56,329
20,582 CenterPoint Energy Inc (4) 580,001
18,968 CMS Energy Corp (4) 1,104,696
20,764 Dominion Energy Inc (4) 1,435,000
6,373 DTE Energy Co 733,214
1,303 National Grid PLC, Sponsored ADR 67,144
14,303 NiSource Inc 360,292
145,500 Sembcorp Industries Ltd (2) 310,772
4,486 Sempra Energy 672,631
4,556 Veolia Environnement SA (2) 87,075
10,115 WEC Energy Group Inc (4) 904,584
Total Multi-Utilities 6,892,181
Oil, Gas & Consumable Fuels - 6.6%
36,719 Antero Resources Corp (3),(4) 1,121,031
120,819 BP PLC (2) 577,320
9,622 Cheniere Energy Inc (4) 1,596,386
7,448 Chevron Corp (4) 1,070,054
7,554 ConocoPhillips 773,076

Shares Description (1)
Oil, Gas & Consumable Fuels (continued)
6,260 Diamondback Energy Inc (4) $ 754,080
299 DT Midstream Inc 15,515
58,895 Enbridge Inc (4) 2,185,004
4,909 Energy Transfer LP 54,146
12,264 Enterprise Products Partners LP 291,638
3,373 EOG Resources Inc 376,865
80,722 Equinor ASA (2),(3) 2,662,108
23,963 Exxon Mobil Corp (4) 2,092,210
7,238 Gibson Energy Inc 115,118
14,243 Keyera Corp 293,243
40,027 Kinder Morgan Inc 666,049
6,758 ONEOK Inc 346,280
15,076 Pembina Pipeline Corp 457,950
73,994 Petroleo Brasileiro SA, Sponsored ADR (4) 913,086
1,744 Phillips 66 140,776
5,468 Plains GP Holdings LP, Class A 59,656
40,942 Reliance Industries Ltd, Sponsored GDR, 144A 2,395,107
167,388 Shell PLC (2) 4,152,550
11,549 Targa Resources Corp (4) 696,867
29,635 TC Energy Corp 1,193,681
29,639 TotalEnergies SE (2),(3) 1,390,500
355,000 United Tractors Tbk PT (2) 762,236
10,259 Valero Energy Corp (4) 1,096,174
51,951 Williams Cos Inc (4) 1,487,357
Total Oil, Gas & Consumable Fuels 29,736,063
Personal Products - 0.5%
348,370 Haleon PLC (3) 1,086,206
16,400 Shiseido Co Ltd (2) 574,774
16,472 Unilever PLC (2) 723,777
Total Personal Products 2,384,757
Pharmaceuticals - 4.2%
37,003 AstraZeneca PLC (2) 4,067,718
61,043 Bayer AG (2) 2,812,526
21,877 Bristol-Myers Squibb Co 1,555,236
95,300 Daiichi Sankyo Co Ltd (2) 2,663,716
47,790 GSK PLC (2) 690,217
6,108 Johnson & Johnson (4) 997,803
11,382 Merck & Co Inc (4) 980,218
23,710 Novartis AG (2) 1,807,577
5,603 Pfizer Inc (4) 245,187
9,324 Roche Holding AG (2) 3,035,266
Total Pharmaceuticals 18,855,464
Professional Services - 0.3%
53,200 Recruit Holdings Co Ltd (2) 1,532,460
Real Estate Management & Development - 0.0%
22,500 Tricon Residential Inc 194,625
Road & Rail - 1.1%
3,447 Canadian National Railway Co 372,241
11,660 Canadian Pacific Railway Ltd 778,346
5,355 Canadian Pacific Railway Ltd 357,286
14,070 CSX Corp 374,825
13,300 East Japan Railway Co (2) 682,084
399 Norfolk Southern Corp 83,650
11,008 Union Pacific Corp 2,144,579
Total Road & Rail 4,793,011

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Shares Description (1)
Semiconductors & Semiconductor Equipment - 3.1%
2,026 Analog Devices Inc $ 282,303
2,337 Applied Materials Inc 191,470
4,753 ASML Holding NV (2) 1,969,067
2,580 Broadcom Inc 1,145,546
19,723 Intel Corp 508,262
272 Lam Research Corp 99,552
81,000 MediaTek Inc (2) 1,397,769
4,860 Micron Technology Inc 243,486
1,370 NXP Semiconductors NV 202,089
19,208 SK Hynix Inc (2) 1,098,701
94,889 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored
ADR (3),(4)
6,505,590
1,503 Texas Instruments Inc 232,634
Total Semiconductors & Semiconductor Equipment 13,876,469
Software - 1.2%
15,249 Microsoft Corp (4) 3,551,492
4,767 Oracle Corp 291,121
5,063 Salesforce Inc (3),(4) 728,262
1,799 ServiceNow Inc (3),(4) 679,320
Total Software 5,250,195
Specialty Retail - 0.4%
5,407 Home Depot Inc (4) 1,492,007
1,333 Lowe's Cos Inc 250,351
3,273 TJX Cos Inc 203,319
Total Specialty Retail 1,945,677
Technology Hardware, Storage & Peripherals - 1.0%
24,027 Apple Inc (4) 3,320,532
37,644 Samsung Electronics Co Ltd (2) 1,382,259
Total Technology Hardware, Storage & Peripherals 4,702,791
Textiles, Apparel & Luxury Goods - 1.1%
3,732 adidas AG (2) 429,036
9,017 EssilorLuxottica SA (2) 1,225,616
3,736 Kering SA (2) 1,657,097
20,470 Moncler SpA (2) 835,678
8,644 NIKE Inc, Class B (4) 718,489
Total Textiles, Apparel & Luxury Goods 4,865,916
Tobacco - 0.2%
25,515 British American Tobacco PLC (2) 914,905
1,940 Philip Morris International Inc 161,039
Total Tobacco 1,075,944
Trading Companies & Distributors - 0.3%
22,640 Ashtead Group PLC (2) 1,016,758
1,794 United Rentals Inc (3),(4) 484,595
Total Trading Companies & Distributors 1,501,353
Transportation Infrastructure - 2.4%
13,503 Aena SME SA, 144A (2),(3) 1,401,336
12,758 Atlantia SpA (2) 281,514
191,204 Atlas Arteria Ltd (2) 761,385
284,815 Auckland International Airport Ltd (2),(3) 1,141,629
140,000 China Merchants Port Holdings Co Ltd (2) 175,841
115,415 COSCO Shipping Ports Ltd (2) 72,643
31,556 Enav SpA, 144A (2),(3) 114,827

Shares Description (1) Value
Transportation Infrastructure (continued)
2,237 Flughafen Zurich AG (2),(3) $ 330,642
4,694 Fraport AG Frankfurt Airport Services Worldwide (2),(3) 168,790
60,829 Getlink SE (2) 943,296
10,590 Grupo Aeroportuario del Centro Norte SAB de CV, ADR 530,983
5,894 Grupo Aeroportuario del Pacifico SAB de CV, ADR 747,241
40,700 International Container Terminal Services Inc (2) 108,542
6,200 Japan Airport Terminal Co Ltd (2),(3) 259,109
22,300 Kamigumi Co Ltd (2) 411,721
57,238 Port of Tauranga Ltd (2) 206,440
113,604 Qube Holdings Ltd (2) 180,373
348,283 Transurban Group (2) 2,750,536
Total Transportation Infrastructure 10,586,848
Water Utilities - 0.2%
34,895 Pennon Group PLC (2) 304,466
27,034 Severn Trent PLC (2) 706,712
Total Water Utilities 1,011,178
Wireless Telecommunication Services - 0.3%
933,400 America Movil SAB de CV 770,746
2,984 T-Mobile US Inc (3),(4) 400,363
Total Wireless Telecommunication Services 1,171,109
Total Common Stocks (cost $337,916,089) 278,617,693
Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (8) Value
X 90,333,280 VARIABLE RATE SENIOR LOAN INTERESTS - 20.2% (12.5% of Total Investments) (6)
X 90,333,280
Aerospace & Defense - 0.0%
$ 40 TransDigm, Inc., Term Loan E 5.924% 3-Month LIBOR 2.250% 5/30/25 BB- $ 38,389
64 TransDigm, Inc., Term Loan F 5.924% 3-Month LIBOR 2.250% 12/09/25 BB- 61,316
104 Total Aerospace & Defense 99,705
Airlines - 0.6%
162 AAdvantage Loyalty IP Ltd.,
Term Loan
7.460% 3-Month LIBOR 4.750% 4/20/28 Ba2 157,757
324 Air Canada, Term Loan B 6.421% 3-Month LIBOR 3.500% 8/11/28 BB 309,108
136 American Airlines, Inc., Term
Loan
4.818% 1-Month LIBOR 2.000% 12/14/23 B 134,291
953 Kestrel Bidco Inc., Term Loan
B
5.993% 1-Month LIBOR 3.000% 12/11/26 B 844,413
651 Mileage Plus Holdings LLC,
Term Loan B
8.777% 3-Month LIBOR 5.250% 6/20/27 Baa3 655,282
250 SkyMiles IP Ltd., Term Loan B 6.460% 3-Month LIBOR 3.750% 10/20/27 Baa1 251,348
369 United Airlines, Inc., Term
Loan B
6.533% 3-Month LIBOR 3.750% 4/21/28 BB 353,816
2,845 Total Airlines 2,706,015
Auto Components - 0.1%
369 Adient US LLC, Term Loan B 6.365% 1-Month LIBOR 3.250% 4/08/28 BB+ 349,171
21 DexKo Global Inc., Term Loan 6.865% 1-Month LIBOR 3.750% 10/04/28 B+ 19,870
113 DexKo Global Inc., Term
Loan B
7.424% 3-Month LIBOR 3.750% 10/04/28 B+ 104,314
503 Total Auto Components 473,355

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (8) Value
Beverages - 0.3%
$ 474 Naked Juice LLC, Term Loan 6.903% SOFR90A 3.250% 1/20/29 BB- $ 436,433
33 Naked Juice LLC, Term Loan,
(DD1)
6.230% 3-Month LIBOR 3.250% 1/20/29 BB- 30,145
164 Naked Juice LLC, Term Loan,
Second Lien
9.653% 3-Month LIBOR 6.000% 1/20/30 B- 151,046
375 Sunshine Investments B.V.,
Term Loan
6.962% SOFR90A 4.250% 7/12/29 B+ 359,374
444 Triton Water Holdings, Inc,
Term Loan
7.174% 3-Month LIBOR 3.500% 3/31/28 B+ 400,804
1,490 Total Beverages 1,377,802
Biotechnology - 0.0%
72 Grifols Worldwide
Operations USA, Inc., Term
Loan B
5.115% 1-Month LIBOR 2.000% 11/15/27 BB- 68,505
Building Products - 0.2%
401 Chamberlain Group Inc, Term
Loan B
6.615% 1-Month LIBOR 3.500% 10/22/28 B 366,057
45 Cornerstone Building Brands,
Inc., Term Loan B
6.068% 1-Month LIBOR 3.250% 4/12/28 B 37,079
167 Quikrete Holdings, Inc., Term
Loan, First Lien
5.740% 1-Month LIBOR 2.625% 1/31/27 BB 160,741
70 SRS Distribution Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B 64,522
208 Standard Industries Inc., Term
Loan B
6.675% 6-Month LIBOR 2.500% 9/22/28 BBB- 202,407
65 Zurn Holdings, Inc., Term
Loan B
5.365% 1-Month LIBOR 2.250% 10/04/28 BB 63,650
956 Total Building Products 894,456
Capital Markets - 0.1%
361 Astra Acquisition Corp., Term
Loan, First Lien
8.365% 1-Month LIBOR 5.250% 10/22/28 B 308,407
Chemicals - 0.2%
368 Diamond (BC) B.V., Term
Loan B
5.556% 3-Month LIBOR 2.750% 9/29/28 BB- 340,417
315 Discovery Purchaser Corp,
Term Loan, (WI/DD)
TBD TBD TBD TBD B- 289,309
79 INEOS Styrolution US
Holding LLC, Term Loan B
5.865% 1-Month LIBOR 2.750% 1/29/26 BB 73,805
228 PMHC II, Inc., Term Loan B 6.977% SOFR90A 4.250% 2/03/29 B- 185,267
60 Trinseo Materials Operating
S.C.A., Term Loan
5.115% 1-Month LIBOR 2.000% 9/09/24 BB 57,659
1 W.R. Grace & Co.-Conn., Term
Loan B
7.438% 3-Month LIBOR 3.750% 9/22/28 B+ 1,168
1,051 Total Chemicals 947,625
Commercial Services & Supplies - 0.6%
309 Amentum Government
Services Holdings LLC, Term
Loan
7.206% SOFR90A 4.000% 2/07/29 B+ 296,083
198 Anticimex International AB,
Term Loan B1
6.570% 3-Month LIBOR 3.500% 11/16/28 B 188,575
156 AVSC Holding Corp., Term
Loan B3(cash 5.000%, PIK
10.000%)
10.000% 3-Month LIBOR 10.000% 12/04/26 CCC+ 160,027
223 Covanta Holding
Corporation, Term Loan B
5.615% 1-Month LIBOR 2.500% 11/30/28 BB+ 216,533

Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (8) Value
Commercial Services & Supplies (continued)
$ 17 Covanta Holding
Corporation, Term Loan C
5.615% 1-Month LIBOR 2.500% 11/30/28 BB+ $ 16,260
250 Garda World Security
Corporation, Term Loan B
7.240% 3-Month LIBOR 4.250% 10/30/26 B 235,899
695 GFL Environmental Inc., Term
Loan
5.806% 3-Month LIBOR 3.000% 5/30/25 BB- 688,670
375 Intrado Corporation, Term
Loan
7.115% 1-Month LIBOR 4.000% 10/10/24 B 323,475
369 Prime Security Services
Borrower, LLC, Term Loan
5.303% 1-Month LIBOR 2.750% 9/23/26 BB- 357,915
– Vertical US Newco Inc, Term
Loan B
6.871% 6-Month LIBOR 3.500% 7/31/27 B+ 601
177 West Corporation, Term Loan
B1
6.615% 1-Month LIBOR 3.500% 10/10/24 B 150,776
2,769 Total Commercial Services & Supplies 2,634,814
Communications Equipment - 0.5%
234 Avaya, Inc., Term Loan B 7.068% 1-Month LIBOR 4.250% 12/15/27 CCC 127,895
181 CommScope, Inc., Term
Loan B
6.365% 1-Month LIBOR 3.250% 4/04/26 B+ 167,861
643 Delta TopCo, Inc., Term Loan
B
6.832% 3-Month LIBOR 3.750% 12/01/27 B 585,249
100 EOS US Finco LLC, Term
Loan, (WI/DD)
TBD TBD TBD TBD B 95,375
624 Maxar Technologies Ltd.,
Term Loan B
7.384% SOFR30A 4.350% 6/14/29 B 587,331
421 MLN US HoldCo LLC, Term
Loan, First Lien, (DD1)
8.252% 3-Month LIBOR 4.500% 11/30/25 B- 265,323
755 Riverbed Technology, Inc.,
Exit Term Loan(cash 7.000%,
PIK 2.000%)
2.000% 1-Month LIBOR 2.000% 12/07/26 Caa1 294,054
125 ViaSat, Inc., Term Loan 7.649% SOFR30A 4.500% 3/04/29 BB 111,128
3,083 Total Communications Equipment 2,234,216
Construction & Engineering - 0.1%
3 AECOM, Term Loan B 3.416% 1-Month LIBOR 1.750% 4/13/28 BBB- 2,805
55 Brand Energy & Infrastructure
Services, Inc., Term Loan
7.033% 3-Month LIBOR 4.250% 6/21/24 B- 48,440
199 Centuri Group, Inc, Term
Loan B
7.750% 3-Month LIBOR 1.500% 8/27/28 BB 192,508
257 Total Construction & Engineering 243,753
Containers & Packaging - 0.1%
145 Clydesdale Acquisition
Holdings Inc, Term Loan B
7.309% SOFR30A 4.175% 3/30/29 B 136,844
17 Klockner-Pentaplast of
America, Inc., Term Loan B
8.259% 6-Month LIBOR 4.750% 2/09/26 B 14,504
148 Reynolds Group Holdings
Inc. , Term Loan B
6.615% 1-Month LIBOR 3.500% 9/24/28 B+ 142,769
125 Reynolds Group Holdings
Inc. , Term Loan B2
6.365% 1-Month LIBOR 3.250% 2/05/26 B+ 119,650
3 Sabert Corporation, Term
Loan B
7.625% 1-Month LIBOR 4.500% 12/10/26 B 2,978
438 Total Containers & Packaging 416,745

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (8) Value
Diversified Consumer Services - 0.0%
$ 244 Spin Holdco Inc., Term Loan 7.144% 3-Month LIBOR 4.000% 3/04/28 B- $ 215,369
Diversified Financial Services - 0.1%
38 Avaya, Inc., Term Loan B2 6.818% 1-Month LIBOR 4.000% 12/15/27 CCC 20,362
154 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
4.764% 1-Month LIBOR 1.750% 1/15/25 BBB 150,666
195 Ditech Holding Corporation,
Term Loan(9)
0.000% N/A 0.000% 12/19/22 N/R 24,449
324 Trans Union, LLC, Term Loan
B6
5.363% 1-Month LIBOR 2.250% 12/01/28 BBB- 314,290
711 Total Diversified Financial Services 509,767
Diversified Telecommunication Services - 0.6%
119 Altice France S.A., Term Loan
B12
6.200% 3-Month LIBOR 3.688% 1/31/26 B 108,034
464 Altice France S.A., Term Loan
B13
6.905% 3-Month LIBOR 4.000% 8/14/26 B 422,054
100 CenturyLink, Inc., Term Loan
B
5.365% 1-Month LIBOR 2.250% 3/15/27 BB+ 91,160
224 Cincinnati Bell, Inc., Term
Loan B2
6.284% SOFR30A 3.250% 11/23/28 B+ 215,340
960 Cyxtera DC Holdings, Inc.,
Term Loan B, (DD1)
5.790% 3-Month LIBOR 3.000% 5/01/24 B 878,914
388 Dawn Acquisition LLC, Term
Loan, (DD1)
7.424% 3-Month LIBOR 3.750% 12/31/25 B- 287,483
367 Eagle Broadband
Investments LLC, Term Loan
6.688% 3-Month LIBOR 3.000% 11/12/27 B+ 351,087
379 Frontier Communications
Corp., Term Loan B
7.438% 3-Month LIBOR 3.750% 10/08/27 B 354,286
– (10) Intelsat Jackson Holdings
S.A., Term Loan B4(9)
10.250% 3-Month LIBOR 5.500% 1/02/24 N/R 383
1 Intelsat Jackson Holdings
S.A., Term Loan B5(9)
8.625% N/A 0.000% 1/02/24 N/R 621
3,002 Total Diversified Telecommunication Services 2,709,362
Electric Utilities - 0.2%
372 Pacific Gas & Electric
Company, Term Loan
6.125% 1-Month LIBOR 3.000% 6/23/25 BB- 356,956
523 Talen Energy Supply, LLC,
Term Loan B, (DD1)(9)
6.865% 1-Month LIBOR 3.750% 7/08/26 N/R 531,109
895 Total Electric Utilities 888,065
Electrical Equipment - 0.0%
194 Vertiv Group Corporation,
Term Loan B
5.303% 1-Month LIBOR 2.750% 3/02/27 BB- 185,289
Electronic Equipment, Instruments & Components - 0.1%
429 Ingram Micro Inc., Term Loan
B
7.174% 3-Month LIBOR 3.500% 7/02/28 BB- 418,450
Entertainment - 0.3%
845 AMC Entertainment
Holdings, Inc. , Term Loan B
5.756% 3-Month LIBOR 3.000% 4/22/26 B- 664,555
368 Crown Finance US, Inc., Term
Loan(9)
0.000% 12-Month
LIBOR
0.000% 2/28/25 D 158,413
85 Crown Finance US, Inc., Term
Loan(9)
0.000% 12-Month
LIBOR
0.000% 9/20/26 D 36,087
71 Crown Finance US, Inc., Term
Loan B1
10.076% 6-Month LIBOR 8.250% 5/23/24 D 76,818

Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (8) Value
Entertainment (continued)
$ 51 Diamond Sports Group, LLC,
Term Loan
10.695% 1-Month LIBOR 8.000% 5/19/26 B $ 49,608
353 Diamond Sports Group, LLC,
Term Loan, Second Lien
5.945% SOFR30A 3.250% 8/24/26 CCC+ 70,446
118 Lions Gate Capital Holdings
LLC, Term Loan B
5.371% 1-Month LIBOR 2.250% 3/24/25 BB 114,503
385 Springer Nature Deutschland
GmbH, Term Loan B18
6.115% 1-Month LIBOR 3.000% 8/14/26 B+ 374,505
2,276 Total Entertainment 1,544,935
Food & Staples Retailing - 0.2%
69 US Foods, Inc., 5.115% 1-Month LIBOR 2.000% 9/13/26 BB 67,777
934 US Foods, Inc., Term Loan B 5.865% 1-Month LIBOR 2.750% 11/22/28 BB 914,023
1,003 Total Food & Staples Retailing 981,800
Food Products - 0.2%
254 CHG PPC Parent LLC, Term
Loan
6.125% 1-Month LIBOR 3.000% 12/08/28 B+ 243,576
140 H Food Holdings LLC, Term
Loan B
6.803% 1-Month LIBOR 3.688% 5/31/25 B 110,662
365 Sycamore Buyer LLC, Term
Loan B
4.756% 3-Month LIBOR 2.250% 7/22/29 BB+ 353,367
759 Total Food Products 707,605
Health Care Equipment & Supplies - 0.6%
837 Bausch & Lomb, Inc., Term
Loan
6.098% SOFR30A 3.250% 5/05/27 B+ 780,296
103 Embecta Corp, Term Loan B 4.916% CME Term
SOFR 3 Month
3.250% 1/27/29 BB- 100,299
2,072 Medline Borrower, LP, Term
Loan B
6.365% 1-Month LIBOR 3.250% 10/21/28 B+ 1,908,974
3,012 Total Health Care Equipment & Supplies 2,789,569
Health Care Providers & Services - 1.8%
144 24 Hour Fitness Worldwide,
Inc., Exit Term Loan(11)
1.000% Unfunded 1.000% 9/30/26 N/R 143,515
36 ADMI Corp., Term Loan B2 6.490% 1-Month LIBOR 3.375% 12/23/27 B 32,006
371 AHP Health Partners, Inc.,
Term Loan B
6.615% 1-Month LIBOR 3.500% 8/23/28 B+ 354,298
220 Change Healthcare Holdings
LLC, Term Loan B
7.750% 3-Month LIBOR 1.500% 3/01/24 B+ 219,410
60 DaVita, Inc. , Term Loan B 4.865% 1-Month LIBOR 1.750% 8/12/26 BBB- 57,033
27 Element Materials
Technology Group US
Holdings Inc, Term Loan, (WI/
DD)(11)
TBD TBD TBD TBD B+ 25,332
58 Element Materials
Technology Group US
Holdings Inc., Term Loan,
(WI/DD)
TBD TBD TBD TBD B+ 54,886
950 Gainwell Acquisition Corp.,
Term Loan B
7.674% 3-Month LIBOR 4.000% 10/01/27 B+ 907,541
99 Global Medical Response,
Inc., Term Loan
7.365% 1-Month LIBOR 4.250% 3/14/25 B 86,335
736 Global Medical Response,
Inc., Term Loan B
6.814% 1-Month LIBOR 4.250% 10/02/25 B 641,472
293 ICON Luxembourg S.A.R.L.,
Term Loan
5.936% 3-Month LIBOR 2.250% 7/01/28 BB+ 287,038
157 Onex TSG Intermediate
Corp., Term Loan B
7.865% 1-Month LIBOR 4.750% 2/26/28 B 138,997

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (8) Value
Health Care Providers & Services (continued)
$ 375 Packaging Coordinators
Midco Inc, Term Loan, (WI/
DD)
TBD TBD TBD TBD N/R $ 357,422
1,945 Parexel International
Corporation, Term Loan, First
Lien
6.365% 1-Month LIBOR 3.250% 11/15/28 B+ 1,860,383
322 Phoenix Guarantor Inc, Term
Loan B
6.365% 1-Month LIBOR 3.250% 3/05/26 B+ 306,142
121 Phoenix Guarantor Inc, Term
Loan B3
6.615% 1-Month LIBOR 3.500% 3/05/26 B+ 115,536
963 RegionalCare Hospital
Partners Holdings, Inc., Term
Loan B, (DD1)
6.871% 1-Month LIBOR 3.750% 11/16/25 B+ 898,131
406 Select Medical Corporation,
Term Loan B
5.620% 1-Month LIBOR 2.500% 3/06/25 BB 394,079
1,172 Surgery Center Holdings,
Inc., Term Loan
6.510% 1-Month LIBOR 3.750% 8/31/26 B+ 1,115,103
213 Team Health Holdings, Inc.,
Term Loan B
7.530% 3-Month LIBOR 5.250% 2/02/27 B- 182,294
8,668 Total Health Care Providers & Services 8,176,953
Health Care Technology - 0.1%
65 Athenahealth, Inc., Term
Loan(11)
3.500% Unfunded 3.500% 1/27/29 B 58,598
384 Athenahealth, Inc., Term
Loan B
6.576% SOFR30A 3.500% 1/27/29 B 344,863
449 Total Health Care Technology 403,461
Hotels - 0.1%
250 Flutter Financing BV, Term
Loan B, (WI/DD)
TBD TBD TBD TBD BBB- 244,453
168 Penn National Gaming, Inc.,
Term Loan B
5.884% SOFR30A 2.750% 4/20/29 BB 162,226
418 Total Hotels 406,679
Hotels, Restaurants & Leisure - 2.5%
368 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
8.642% 3-Month LIBOR 5.000% 12/29/25 CCC- 116,944
372 Alterra Mountain Company,
Term Loan
6.615% 1-Month LIBOR 3.500% 8/17/28 B+ 361,410
889 B.C. Unlimited Liability
Company, Term Loan B4
4.871% 1-Month LIBOR 1.750% 11/19/26 BB+ 852,034
571 Caesars Resort Collection,
LLC, Term Loan B, First Lien
5.865% 1-Month LIBOR 2.750% 12/22/24 B+ 558,697
166 Carnival Corporation, Term
Loan B
5.877% 6-Month LIBOR 3.000% 6/30/25 BB 151,502
221 Churchill Downs
Incorporated, Term Loan B1
5.113% 1-Month LIBOR 2.000% 3/17/28 BBB- 214,478
587 ClubCorp Holdings, Inc.,
Term Loan B
6.391% 3-Month LIBOR 2.750% 9/18/24 B 542,429
294 Crown Finance US, Inc., Term
Loan(11)
5.806% 3-Month LIBOR 3.000% 2/28/23 CCC+ 123,939
125 Crown Finance US, Inc., Term
Loan B1(cash 7.132%, PIK
8.250%)(9)
10.076% 6-Month LIBOR 8.250% 5/23/24 D 149,445
1,472 Delta 2 (LUX) S.a.r.l., Term
Loan
5.615% 1-Month LIBOR 2.500% 2/01/24 BB- 1,457,553
371 Equinox Holdings, Inc., Term
Loan, First Lien
6.674% 3-Month LIBOR 3.000% 3/08/24 CCC 283,410
1,233 Fertitta Entertainment, LLC,
Term Loan B
7.034% SOFR30A 4.000% 1/27/29 B 1,147,511

Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (8) Value
Hotels, Restaurants & Leisure (continued)
$ 346 Hilton Grand Vacations
Borrower LLC, Term Loan B
6.115% 1-Month LIBOR 3.000% 8/02/28 BB+ $ 335,687
121 IRB Holding Corp, Term Loan
B
5.695% SOFR30A 3.000% 12/15/27 B+ 113,908
714 NASCAR Holdings, Inc, Term
Loan B, (DD1)
5.615% 1-Month LIBOR 2.500% 10/18/26 BBB- 703,758
57 PCI Gaming Authority, Term
Loan
5.615% 1-Month LIBOR 2.500% 5/31/26 BB+ 55,520
292 Scientific Games Holdings LP,
Term Loan B
5.617% SOFR90A 3.500% 2/04/29 B+ 271,195
319 Scientific Games
International, Inc., Term Loan
5.906% SOFR30A 3.000% 4/07/29 BB 310,901
396 SeaWorld Parks &
Entertainment, Inc., Term
Loan B
6.125% 1-Month LIBOR 3.000% 8/25/28 BB- 380,944
2,178 Stars Group Holdings B.V.
(The), Term Loan
4.500% 3-Month LIBOR 2.250% 7/10/25 BBB- 2,099,135
580 Twin River Worldwide
Holdings, Inc., Term Loan B
5.935% 1-Month LIBOR 3.250% 10/01/28 BB 525,605
545 William Morris Endeavor
Entertainment, LLC, Term
Loan, First Lien
5.870% 1-Month LIBOR 2.750% 5/16/25 B 521,843
12,217 Total Hotels, Restaurants & Leisure 11,277,848
Household Durables - 0.1%
23 AI Aqua Merger Sub Inc,
Term Loan, (WI/DD)(11)
TBD TBD TBD TBD B- 21,593
102 AI Aqua Merger Sub Inc,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B- 95,009
298 Serta Simmons Bedding, LLC,
Term Loan(9)
10.793% 1-Month LIBOR 7.500% 8/10/23 CCC+ 159,219
17 Serta Simmons Bedding, LLC,
Term Loan(9)
10.793% 1-Month LIBOR 7.500% 8/10/23 B- 16,737
456 Weber-Stephen Products
LLC, Term Loan B
6.365% 1-Month LIBOR 3.250% 10/30/27 CCC+ 374,629
896 Total Household Durables 667,187
Independent Power And Renewable Electricity Prod - 0.0%
3 Vistra Operations Company
LLC, Term Loan B3, First Lien
4.865% 1-Month LIBOR 1.750% 12/31/25 BBB- 2,817
Independent Power And Renewable Electricity Producers - 0.1%
284 Talen Energy Supply, LLC,
Term Loan(9)
8.239% SOFR90A 4.750% 11/10/23 N/R 285,136
Insurance - 1.0%
363 Acrisure, LLC, Term Loan B 6.615% 1-Month LIBOR 3.500% 2/15/27 B 333,026
595 Alliant Holdings
Intermediate, LLC, Term Loan
B4
6.493% 1-Month LIBOR 3.500% 11/12/27 B 565,368
248 AssuredPartners, Inc., Term
Loan B
6.615% 1-Month LIBOR 3.500% 2/13/27 B 235,476
274 Asurion LLC, Term Loan B4,
Second Lien
8.365% 1-Month LIBOR 5.250% 1/15/29 B 210,980
599 Asurion LLC, Term Loan B7 6.115% 1-Month LIBOR 3.000% 11/03/24 BB- 561,937
296 Asurion LLC, Term Loan B9,
(DD1)
6.365% 1-Month LIBOR 3.250% 7/31/27 BB- 250,825
390 Broadstreet Partners, Inc.,
Term Loan B
6.115% 1-Month LIBOR 3.000% 1/27/27 B+ 369,952

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (8) Value
Insurance (continued)
$ 371 Broadstreet Partners, Inc.,
Term Loan B2
6.365% 1-Month LIBOR 3.250% 1/27/27 B+ $ 352,224
871 Hub International Limited,
Term Loan B, (DD1)
5.982% 3-Month LIBOR 3.250% 4/25/25 B 840,290
248 Hub International Limited,
Term Loan B
6.674% 3-Month LIBOR 3.000% 4/25/25 B 238,974
576 Ryan Specialty Group, LLC,
Term Loan
6.035% SOFR30A 3.000% 9/01/27 BB- 558,447
4,831 Total Insurance 4,517,499
Interactive Media & Services - 0.2%
1,062 Rackspace Technology
Global, Inc., Term Loan B
5.617% 3-Month LIBOR 2.750% 2/09/28 B+ 763,969
Internet & Direct Marketing Retail - 0.1%
368 CNT Holdings I Corp, Term
Loan
6.248% CME Term
SOFR 1 Month
3.500% 11/08/27 B 351,729
IT Services - 0.5%
100 Optiv Security, Inc. , Term
Loan, First Lien
7.420% 3-Month LIBOR 3.250% 2/01/24 B- 95,738
119 Peraton Corp., Term Loan B 6.865% 1-Month LIBOR 3.750% 2/01/28 B+ 113,158
781 Syniverse Holdings, Inc., Term
Loan
10.034% SOFR30A 7.000% 5/10/29 B- 676,269
586 Tempo Acquisition LLC, Term
Loan B
6.034% SOFR30A 3.000% 8/31/28 BB- 572,411
468 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan(cash 3.500%, PIK
6.500%)
5.174% 3-Month LIBOR 1.500% 2/28/25 B- 463,584
94 WEX Inc., Term Loan 5.365% 1-Month LIBOR 2.250% 4/01/28 BB 91,789
2,148 Total IT Services 2,012,949
Leisure Products - 0.0%
75 SRAM, LLC , Term Loan B 5.820% 3-Month LIBOR 2.750% 5/18/28 BB- 71,221
Life Sciences Tools & Services - 0.1%
68 Avantor Funding, Inc., Term
Loan B5
5.365% 1-Month LIBOR 2.250% 11/06/27 BB+ 66,740
76 ICON Luxembourg S.A.R.L.,
Term Loan
5.892% 3-Month LIBOR 2.250% 7/01/28 BB+ 74,765
226 Maravai Intermediate
Holdings, LLC, Term Loan B
5.553% SOFR90A 3.000% 10/19/27 B+ 219,191
370 Total Life Sciences Tools & Services 360,696
Machinery - 0.3%
329 Ali Group North America
Corporation, Term Loan B
5.149% 1-Month LIBOR 2.000% 10/13/28 BBB- 318,655
372 Filtration Group Corporation,
Term Loan
6.621% 1-Month LIBOR 3.500% 10/21/28 B 354,353
539 Gates Global LLC, Term Loan
B3
5.615% 1-Month LIBOR 2.500% 3/31/27 BB- 518,567
134 Grinding Media Inc., Term
Loan B
7.702% 3-Month LIBOR 4.000% 10/12/28 B 119,852
1,374 Total Machinery 1,311,427

Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (8) Value
Media - 1.7%
$ 335 ABG Intermediate Holdings 2
LLC, Term Loan, (WI/DD)
TBD TBD TBD TBD B+ $ 321,181
334 ABG Intermediate Holdings 2
LLC, Term Loan B1
6.634% SOFR30A 3.600% 12/21/28 B+ 320,378
80 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
9.134% SOFR30A 6.000% 12/20/29 CCC+ 75,800
121 Cable One, Inc., Term Loan
B4
5.115% 1-Month LIBOR 2.000% 5/03/28 BB+ 119,067
645 Cengage Learning, Inc., Term
Loan B
7.814% 3-Month LIBOR 4.750% 7/14/26 B 585,525
1,407 Clear Channel Outdoor
Holdings, Inc., Term Loan B
6.306% 3-Month LIBOR 3.500% 8/21/26 B+ 1,260,753
426 CSC Holdings, LLC, Term
Loan
5.068% 1-Month LIBOR 2.250% 1/15/26 BB- 399,607
194 CSC Holdings, LLC, Term
Loan B1
5.068% 1-Month LIBOR 2.250% 7/17/25 BB- 185,503
97 CSC Holdings, LLC, Term
Loan B5
5.318% 1-Month LIBOR 2.500% 4/15/27 BB- 91,125
49 Cumulus Media New
Holdings Inc., Term Loan B
6.865% 1-Month LIBOR 3.750% 3/31/26 B 47,053
977 DirecTV Financing, LLC, Term
Loan
8.115% 1-Month LIBOR 5.000% 8/02/27 BB 913,086
372 Dotdash Meredith Inc, Term
Loan B
6.612% 1-Month LIBOR 4.000% 12/01/28 BB- 333,479
207 Gray Television, Inc., Term
Loan B
5.613% 1-Month LIBOR 2.500% 2/07/24 BB 206,608
829 iHeartCommunications, Inc.,
Term Loan
6.115% 1-Month LIBOR 3.000% 5/01/26 BB- 781,072
608 McGraw-Hill Global
Education Holdings, LLC,
Term Loan
8.316% 6-Month LIBOR 4.750% 7/30/28 B 562,466
84 Mission Broadcasting, Inc.,
Term Loan B
5.064% 1-Month LIBOR 2.500% 6/03/28 BBB- 82,467
73 Outfront Media Capital LLC,
Term Loan B
4.865% 1-Month LIBOR 1.750% 11/18/26 BB+ 70,011
576 Radiate Holdco, LLC, Term
Loan B
6.365% 1-Month LIBOR 3.250% 9/25/26 B+ 533,918
500 Radiate Holdco, LLC, Term
Loan B, (WI/DD)
TBD TBD TBD TBD N/R 463,753
250 Virgin Media Bristol LLC,
Term Loan N
5.318% 1-Month LIBOR 2.500% 1/31/28 BB- 239,201
231 Ziggo Financing Partnership,
Term Loan I
5.318% 1-Month LIBOR 2.500% 4/30/28 B+ 220,944
8,395 Total Media 7,812,997
Multiline Retail - 0.0%
2 Belk, Inc., Term Loan 10.480% 3-Month LIBOR 7.500% 7/31/25 B- 1,513
8 Belk, Inc., Term Loan(cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 4.000% 7/31/25 CCC- 1,461
10 Total Multiline Retail 2,974
Oil, Gas & Consumable Fuels - 0.4%
59 Citgo Petroleum Corporation,
Term Loan B
9.363% 1-Month LIBOR 6.250% 3/28/24 B+ 59,009
1 DT Midstream, Inc, Term
Loan B
3.688% 1-Month LIBOR 2.000% 6/10/28 BBB- 1,256
142 EG America LLC, Term Loan 7.674% 3-Month LIBOR 4.000% 2/05/25 B- 132,243
408 Freeport LNG Investments,
LLLP, Term Loan A
5.802% 3-Month LIBOR 3.000% 11/16/26 N/R 382,463
571 Gulf Finance, LLC, Term Loan 9.870% 1-Month LIBOR 6.750% 8/25/26 B 454,818

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (8) Value
Oil, Gas & Consumable Fuels (continued)
$ 165 M6 ETX Holdings II Midco
LLC, Term Loan B, (WI/DD)
TBD TBD TBD TBD B+ $ 162,268
365 QuarterNorth Energy
Holding Inc., Exit Term Loan,
Second Lien
11.115% 1-Month LIBOR 8.000% 8/27/26 B 364,439
233 TransMontaigne Operating
Company L.P., Term Loan B
6.493% 1-Month LIBOR 3.500% 11/05/28 BB- 221,723
1,944 Total Oil, Gas & Consumable Fuels 1,778,219
Paper & Forest Products - 0.1%
309 Asplundh Tree Expert, LLC,
Term Loan B
4.865% 1-Month LIBOR 1.750% 9/04/27 BBB- 301,617
Personal Products - 0.1%
– (10) Kronos Acquisition Holdings
Inc., Term Loan B
6.820% 3-Month LIBOR 3.750% 12/22/26 B 14
746 Revlon Consumer Products
Corporation, Term Loan B(9)
4.250% 3-Month LIBOR 3.500% 9/07/23 N/R 308,268
746 Total Personal Products 308,282
Pharmaceuticals - 0.6%
588 Bausch Health Companies
Inc., Term Loan B
8.098% SOFR30A 5.250% 1/27/27 B 454,030
1,115 Jazz Financing Lux S.a.r.l.,
Term Loan
6.615% 1-Month LIBOR 3.500% 5/05/28 BB 1,079,931
372 LSCS Holdings, Inc., Term
Loan, First Lien
8.174% 3-Month LIBOR 4.500% 12/16/28 B 358,231
– (10) Mallinckrodt International
Finance S.A., Term Loan B(9)
8.733% 3-Month LIBOR 5.250% 9/24/24 B 79
556 Organon & Co, Term Loan 6.188% 3-Month LIBOR 3.000% 6/02/28 BB 544,714
156 Perrigo Investments, LLC,
Term Loan B
5.535% SOFR30A 2.500% 4/05/29 BBB- 153,665
2,787 Total Pharmaceuticals 2,590,650
Professional Services - 0.3%
247 CCRR Parent, Inc, Term Loan
B
6.870% 1-Month LIBOR 3.750% 3/05/28 B 239,135
114 CHG Healthcare Services Inc.,
Term Loan
6.924% 3-Month LIBOR 3.250% 9/30/28 B+ 109,616
118 Dun & Bradstreet
Corporation (The), Term Loan
6.330% 1-Month LIBOR 3.250% 2/08/26 B+ 114,324
299 Physician Partners LLC, Term
Loan
7.134% SOFR30A 4.000% 2/01/29 B 281,709
202 Trans Union, LLC, Term Loan
B5
4.865% 1-Month LIBOR 1.750% 11/13/26 BBB- 195,234
244 Verscend Holding Corp.,
Term Loan B
7.115% 1-Month LIBOR 4.000% 8/27/25 B+ 237,744
1,224 Total Professional Services 1,177,762
Real Estate Management & Development - 0.1%
245 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
5.865% 1-Month LIBOR 2.750% 8/21/25 BB 235,118
Road & Rail - 0.2%
139 First Student Bidco Inc, Term
Loan B
6.642% 3-Month LIBOR 3.000% 7/21/28 BB- 128,758
70 First Student Bidco Inc, Term
Loan C
6.642% 3-Month LIBOR 3.000% 7/21/28 BB- 65,275
589 Hertz Corporation, (The),
Term Loan B, (DD1)
6.363% 1-Month LIBOR 3.250% 6/30/28 BB+ 558,491

Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (8) Value
Road & Rail (continued)
$ 112 Hertz Corporation, (The),
Term Loan C, (DD1)
6.365% 1-Month LIBOR 3.250% 6/30/28 BB+ $ 106,506
910 Total Road & Rail 859,030
Semiconductors & Semiconductor Equipment - 0.3%
133 Bright Bidco B.V., Term Loan 10.903% CME Term
SOFR 3 Month
8.000% 2/28/23 N/R 132,942
1,114 Bright Bidco B.V., Term Loan
B(9)
0.000% 12-Month
LIBOR
0.000% 6/30/24 D 388,845
147 Entegris, Inc., Term Loan B 5.597% SOFR 3 Month 3.000% 7/06/29 BBB- 146,184
860 MKS Instruments Inc., Term
Loan, (WI/DD)
TBD TBD TBD TBD BB+ 841,510
2,254 Total Semiconductors & Semiconductor Equipment 1,509,481
Software - 3.0%
373 AppLovin Corporation, Term
Loan B
6.674% 3-Month LIBOR 3.000% 10/21/28 BB- 359,599
140 Apttus Corporation, Term
Loan
7.117% 3-Month LIBOR 4.250% 5/06/28 B- 129,486
532 Avaya, Inc., Term Loan, (DD1) 12.845% SOFR30A 10.000% 12/15/27 CCC 339,482
367 Banff Merger Sub Inc, Term
Loan
6.865% 1-Month LIBOR 3.750% 10/02/25 B 348,774
397 Camelot U.S. Acquisition LLC,
Term Loan B
6.115% 1-Month LIBOR 3.000% 10/31/26 B+ 384,863
367 Camelot U.S. Acquisition LLC,
Term Loan B
6.115% 1-Month LIBOR 3.000% 10/31/26 B+ 355,570
305 CDK Global, Inc., Term Loan
B
6.610% SOFR90A 4.500% 7/06/29 B+ 294,534
1,225 Ceridian HCM Holding Inc.,
Term Loan B
5.615% 1-Month LIBOR 2.500% 4/30/25 B+ 1,169,389
250 DTI Holdco, Inc., Term Loan 7.327% SOFR90A 4.750% 4/21/29 B 238,014
1,173 Epicor Software Corporation,
Term Loan
6.365% 1-Month LIBOR 3.250% 7/31/27 B 1,102,939
1,305 Finastra USA, Inc., Term Loan,
First Lien
6.871% 3-Month LIBOR 3.500% 6/13/24 B 1,139,223
370 Greeneden U.S. Holdings II,
LLC, Term Loan B4
7.115% 1-Month LIBOR 4.000% 12/01/27 B 353,470
371 IGT Holding IV AB, Term Loan
B2
7.074% 3-Month LIBOR 3.400% 3/29/28 B 354,526
522 Informatica LLC, Term Loan B 5.875% 1-Month LIBOR 2.750% 10/14/28 BB- 508,665
249 Instructure Holdings, Inc.,
Term Loan B
6.121% 3-Month LIBOR 2.750% 10/29/28 Ba1 242,531
114 MA FinanceCo., LLC, Term
Loan B
7.418% 3-Month LIBOR 4.250% 6/05/25 BB- 112,818
612 McAfee, LLC, Term Loan B 6.362% SOFR30A 3.750% 2/03/29 B 559,624
500 NortonLifeLock Inc., Term
Loan B
4.848% SOFR90A 2.000% 1/28/29 BB+ 481,750
188 Proofpoint, Inc., Term Loan,
First Lien
6.320% 3-Month LIBOR 3.250% 8/31/28 B 177,069
69 RealPage, Inc, Term Loan,
First Lien
6.115% 1-Month LIBOR 3.000% 4/22/28 B 65,080
548 Seattle Spinco, Inc., Term
Loan B3
5.865% 1-Month LIBOR 2.750% 6/21/24 BB- 537,142
489 Seattle Spinco, Inc., Term
Loan B5
7.147% SOFR30A 4.000% 1/14/27 BB- 480,917
1,023 Sophia, L.P., Term Loan B 7.141% 3-Month LIBOR 3.500% 10/07/27 B 985,505
177 SS&C European Holdings
Sarl, Term Loan B4
4.865% 1-Month LIBOR 1.750% 4/16/25 BB+ 171,550
204 SS&C Technologies Inc., Term
Loan B3
4.865% 1-Month LIBOR 1.750% 4/16/25 BB+ 197,525

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (8) Value
Software (continued)
$ 48 SS&C Technologies Inc., Term
Loan B6
5.384% SOFR30A 2.250% 3/22/29 BB+ $ 46,922
68 SS&C Technologies Inc., Term
Loan B7
5.384% SOFR30A 2.250% 3/22/29 BB+ 66,255
750 UKG Inc, Term Loan, (WI/DD) TBD TBD TBD TBD B+ 715,627
796 Ultimate Software Group Inc
(The), Term Loan, (DD1)
5.535% 3-Month LIBOR 3.250% 5/03/26 B+ 759,979
302 Ultimate Software Group Inc
(The), Term Loan, Second
Lien, (WI/DD)
TBD TBD TBD TBD CCC+ 286,776
363 Zelis Healthcare Corporation,
Term Loan
6.064% 1-Month LIBOR 3.500% 9/30/26 B 350,644
14,197 Total Software 13,316,248
Specialty Retail - 0.6%
266 Avis Budget Car Rental, LLC,
Term Loan B, (DD1)
4.870% 1-Month LIBOR 1.750% 8/06/27 BB+ 252,409
289 Avis Budget Car Rental, LLC,
Term Loan C
6.634% SOFR30A 3.500% 3/15/29 BB+ 278,788
374 Driven Holdings, LLC, Term
Loan B
6.565% 3-Month LIBOR 3.000% 12/17/28 B 360,970
211 Jo-Ann Stores, Inc., Term
Loan B1, (DD1)
7.516% 3-Month LIBOR 4.750% 6/30/28 B- 140,535
156 Les Schwab Tire Centers,
Term Loan B
6.580% 3-Month LIBOR 3.250% 11/02/27 B 149,561
1,352 PetSmart, Inc., Term Loan B 6.870% 1-Month LIBOR 3.750% 2/12/28 BB- 1,284,382
198 Restoration Hardware, Inc.,
Term Loan B
5.615% 1-Month LIBOR 2.500% 10/15/28 BB 175,997
248 Staples, Inc., Term Loan B2 7.282% 3-Month LIBOR 4.500% 9/12/24 B 233,969
3,094 Total Specialty Retail 2,876,611
Technology Hardware, Storage & Peripherals - 0.1%
361 NCR Corporation, Term Loan 5.310% 3-Month LIBOR 2.500% 8/28/26 BB 347,117
Textiles, Apparel & Luxury Goods - 0.1%
350 Birkenstock GmbH & Co. KG,
Term Loan B
5.098% 6-Month LIBOR 3.250% 4/28/28 B+ 328,843
249 Crocs Inc, Term Loan B 6.480% 3-Month LIBOR 3.500% 2/19/29 BB 235,504
27 New Trojan Parent, Inc., Term
Loan, First Lien
6.365% 1-Month LIBOR 3.250% 1/06/28 B 21,796
626 Total Textiles, Apparel & Luxury Goods 586,143
Trading Companies & Distributors - 0.1%
176 Core & Main LP, Term Loan B 6.128% 3-Month LIBOR 2.500% 6/10/28 B+ 168,576
392 Fly Funding II S.a.r.l., Term
Loan B
4.620% 3-Month LIBOR 1.750% 8/09/25 B 334,384
2 Univar Solutions USA Inc.,
Term Loan B6
4.865% 1-Month LIBOR 1.750% 6/03/28 BBB- 1,546
570 Total Trading Companies & Distributors 504,506
Transportation Infrastructure - 0.2%
191 Brown Group Holding, LLC,
Term Loan B
5.615% 1-Month LIBOR 2.500% 4/22/28 B+ 181,552
150 Brown Group Holding, LLC,
Term Loan B2
6.797% SOFR30A 3.750% 7/02/29 B+ 145,812
421 KKR Apple Bidco, LLC, Term
Loan
5.865% 1-Month LIBOR 2.750% 9/23/28 B+ 403,413
120 KKR Apple Bidco, LLC, Term
Loan
7.064% SOFR30A 4.000% 9/23/28 B+ 117,975
882 Total Transportation Infrastructure 848,752

Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (8) Value
Wireless Telecommunication Services - 0.3%
$ 371 GOGO Intermediate
Holdings LLC, Term Loan B
6.556% 3-Month LIBOR 3.750% 4/30/28 B+ $ 360,428
639 Intelsat Jackson Holdings
S.A., Term Loan B
7.445% SOFR180A 4.500% 1/27/29 B+ 601,224
3 Intelsat Jackson Holdings
S.A., Term Loan B(9)
9.500% Prime 4.750% 11/27/23 N/R 2,953
369 MetroNet Systems Holdings,
LLC, Term Loan, First Lien
6.614% SOFR30A 3.864% 6/02/28 B 347,988
1,382 Total Wireless Telecommunication Services 1,312,593
$ 99,553 Total Variable Rate Senior Loan Interests (cost $97,502,101) 90,333,280
Principal
Amount (000) Description (1) Coupon Maturity Ratings (8) Value
82802559 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 18.5% (11.5% of Total Investments)
X 82,802,559
110 Connecticut Avenue Securities Trust 2022-R01
(SOFR30A reference rate + 1.900% spread), 144A (12)
4.181% 12/25/41 BBB $ 100,442
560 Connecticut Avenue Securities Trust 2022-R03
(SOFR30A reference rate + 3.500% spread), 144A (12)
5.781% 3/25/42 BBB- 533,630
410 Connecticut Avenue Securities Trust 2022-R04
(SOFR30A reference rate + 3.100% spread), 144A (12)
5.381% 3/25/42 BBB- 385,037
60 Connecticut Avenue Securities Trust 2022-R05
(SOFR30A reference rate + 3.000% spread), 144A 2022
R05(12)
5.281% 4/25/42 Baa3 55,513
970 Connecticut Avenue Securities Trust 2022-R06
(SOFR30A reference rate + 3.850% spread), 144A 2022
R06(12)
6.131% 5/25/42 BBB- 921,002
35 Connecticut Avenue Securities Trust 2022-R08 (SOFR
reference rate + 3.600% spread), 144A 2022 R08(12)
5.905% 7/25/42 BBB- 33,230
1,985 Fannie Mae or Freddie Mac TBA, (MDR) 4.000% 10/25/37 AAA 1,914,905
1,000 Fannie Mae or Freddie Mac TBA, (MDR) 4.500% 10/25/37 AAA 982,031
996 Fannie Mae Pool FN MA4732 (13) 4.000% 9/01/52 N/R 924,278
2,290 Fannie Mae Pool FN FS0522 (13) 2.500% 2/01/52 N/R 1,935,489
2,371 Fannie Mae Pool FN MA4737 (13) 5.000% 8/01/52 N/R 2,312,173
2,157 Fannie Mae Pool FN FS1337 (13) 2.500% 4/01/52 N/R 1,822,345
4,953 Fannie Mae Pool FN FS1535 (13) 3.000% 4/01/52 N/R 4,326,560
844 Fannie Mae Pool FN MA4724 (13) 3.000% 9/01/37 N/R 783,820
1,033 Fannie Mae Pool FN MA4644 (13) 4.000% 5/01/52 N/R 960,384
539 Fannie Mae Pool FN BW3383 4.500% 7/01/52 N/R 514,738
456 Fannie Mae Pool FN BV9189 (13) 3.000% 4/01/52 N/R 399,222
602 Fannie Mae Pool FN FS1297 (13) 3.000% 4/01/52 N/R 526,910
4,688 Fannie Mae Pool FN MA4600 2022 2(13) 3.500% 5/01/52 N/R 4,225,571
5,259 Fannie Mae Pool FN BW3382 (13) 4.500% 7/01/52 N/R 5,024,108
151 Fannie Mae Pool FN CB3297 (13) 2.500% 4/01/52 N/R 127,434
933 Fannie Mae Pool FN FS0363 (13) 2.500% 1/01/52 N/R 786,045
3,650 Fannie Mae Pool FN CB3234 (13) 3.000% 4/01/52 N/R 3,187,463
3,161 Fannie Mae Pool FN CB2859 (13) 2.500% 2/01/52 N/R 2,660,017
1,180 Fannie Mae Pool FN MA4775 (13) 3.500% 10/01/37 N/R 1,116,113
1,572 Fannie Mae Pool FN MA4655 (13) 4.000% 7/01/52 N/R 1,459,882
1,480 Fannie Mae Pool FN FS0548 (13) 2.500% 2/01/52 N/R 1,246,095
1,723 Fannie Mae Pool FN CB3149 (13) 2.000% 3/01/52 N/R 1,400,019
1,862 Fannie Mae Pool FN CB2839 (13) 2.000% 2/01/52 N/R 1,514,812
3,647 Fannie Mae Pool FN MA4305 2021 MTGE 2.000% 4/01/51 N/R 2,969,632
1,797 Fannie Mae Pool FN CB2281 (13) 2.000% 12/01/51 N/R 1,460,309
1,380 Fannie Mae Pool FN CB3599 (13) 3.500% 5/01/52 N/R 1,243,243
5,962 Fannie Mae Pool FN FS1533 (13) 3.000% 4/01/52 N/R 5,219,150
1,439 Fannie Mae Pool FN CB2804 (13) 2.500% 2/01/52 N/R 1,215,289
2,497 Freddie Mac Pool FR RA6766 (13) 2.500% 2/01/52 N/R 2,109,944
397 Freddie Mac Pool FR QE0543 (13) 3.000% 4/01/52 N/R 347,852
1,038 Freddie Mac Pool FR QE5382 (13) 4.500% 7/01/52 N/R 991,232
1,965 Freddie Mac Pool FR SD0912 (13) 2.000% 2/01/52 N/R 1,598,745

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Principal
Amount (000) Description (1) Coupon Maturity Ratings (8) Value
82802559 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 1,665 Freddie Mac Pool FR SD0922 (13) 2.500% 3/01/52 N/R $ 1,405,723
1,000 Freddie Mac STACR REMIC Trust 2022-DNA2 (SOFR30A
reference rate + 2.400% spread), 144A (12)
4.681% 2/25/42 BBB 931,139
410 Freddie Mac STACR REMIC Trust 2022-DNA3 (SOFR30A
reference rate + 2.900% spread), 144A (12)
5.181% 4/25/42 BBB 387,946
320 Freddie Mac STACR REMIC Trust 2022-DNA4 (SOFR30A
reference rate + 3.350% spread), 144A (12)
5.631% 5/25/42 BBB- 304,883
1,000 Freddie Mac STACR REMIC Trust 2022-DNA5 (SOFR30A
reference rate + 4.500% spread), 144A 2022 DNA5(12)
6.781% 6/25/42 BBB- 1,004,758
100 Freddie Mac STACR REMIC Trust 2022-DNA7 (SOFR30A
reference rate + 3.500% spread), 144A (12)
5.781% 3/25/42 BBB- 95,947
5,118 Ginnie Mae II Pool G2 MA8043 (13) 3.000% 5/20/52 N/R 4,531,924
537 Ginnie Mae II Pool G2 MA7871 2022 1(13) 2.500% 2/20/52 N/R 446,055
998 Ginnie Mae II Pool G2 MA8200 (13) 4.000% 8/20/52 AAA 933,469
1,590 Ginnie Mae II Pool G2 MA8149 (13) 3.500% 7/20/52 N/R 1,449,196
2,757 Ginnie Mae II Pool G2 MA8042 (13) 2.500% 5/20/52 N/R 2,373,942
1,009 Government National Mortgage Association 2013
188(13)
2.500% 12/20/43 N/R 904,036
237 Government National Mortgage Association 2022 124 4.000% 7/20/52 N/R 201,808
939 GS Mortgage-Backed Securities Corp Trust 2022-PJ2 ,
144A 2022 PJ2
3.000% 6/25/52 Aa1 758,768
327 GS Mortgage-Backed Securities Trust 2021-PJ10 , 144A
2021 PJ10
2.500% 3/25/52 Aa1 257,738
480 GS Mortgage-Backed Securities Trust 2022-GR2 , 144A
2022 GR2
3.000% 8/26/52 Aa1 388,597
336 GS Mortgage-Backed Securities Trust 2022-HP1 , 144A
2022 HP1
3.000% 9/25/52 Aa1 270,410
576 GS Mortgage-Backed Securities Trust 2022-INV1 , 144A
2022 INV1
3.000% 7/25/52 Aa1 463,812
273 GS Mortgage-Backed Securities Trust 2022-PJ5 , 144A
2022 PJ5
3.000% 10/25/52 Aa1 220,051
250 Industrial DPR Funding Ltd , 144A 5.380% 4/15/34 Baa2 223,205
388 J.P. Morgan Mortgage Trust 2022-4 , 144A 2022 4 3.000% 10/25/52 Aa1 314,294
245 J.P. Morgan Mortgage Trust 2022-6 , 144A 2022 6 3.000% 11/25/52 Aa1 198,893
604 J.P. Morgan Mortgage Trust 2022-INV3 , 144A 2022 INV3 3.000% 9/25/52 Aaa 493,263
147 J.P. Morgan Mortgage Trust 2022-LTV2 , 144A 2022 LTV2 3.500% 9/25/52 Aa1 127,545
1,877 JP Morgan Mortgage Trust , 144A 2022 LTV1 3.250% 7/25/52 Aaa 1,596,262
1,337 JP Morgan Mortgage Trust 2022-2 , 144A 2022 2 3.000% 8/25/52 Aa1 1,081,055
835 JP Morgan Mortgage Trust 2022-3 , 144A 2022 3 3.000% 8/25/52 Aa1 677,509
759 RCKT Mortgage Trust 2022-2 , 144A 2022 2 2.500% 2/25/52 Aaa 599,029
99 RCKT Mortgage Trust 2022-3 , 144A 2022 3 3.000% 5/25/52 Aa1 79,461
206 RCKT Mortgage Trust 2022-4 , 144A 2022 4 3.500% 6/25/52 Aa1 172,520
126 Wells Fargo Mortgage Backed Securities 2021-2 Trust ,
144A 2021 2
2.500% 6/25/51 Aaa 99,552
194 Wells Fargo Mortgage Backed Securities 2022-2 Trust ,
144A 2022 2
2.500% 12/25/51 Aaa 153,425
146 Wells Fargo Mortgage Backed Securities 2022-INV1 Trust
, 144A 2022 INV1
3.000% 3/25/52 AAA 117,105
243 Wells Fargo Mortgage Backed Securities 2022-INV1 Trust
, 144A 2022 INV1
3.500% 3/25/52 AAA 204,575
$ 94,280 Total Asset-Backed and Mortgage-Backed Securities (cost $90,530,155) 82,802,559
Shares Description (1) Value
X 77,679,348 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 17.3% (10.8% of Total Investments)
X 77,679,348
Diversified - 0.1%
12,500 Washington REIT $ 219,500
Health Care - 0.8%
45,000 Healthpeak Properties Inc  (4) 1,031,400
53,200 Parkway Life Real Estate Investment Trust  (2) 156,569
28,000 Ventas Inc   1,124,760

Shares Description (1) Value
Health Care (continued)
30,000 Welltower Inc  (4) $ 1,929,600
Total Health Care 4,242,329
Hotel & Resort - 0.3%
47,000 Host Hotels & Resorts Inc   746,360
31,000 Park Hotels & Resorts Inc   349,060
Total Hotel & Resort 1,095,420
Industrial - 2.8%
28,561 Duke Realty Corp  (4) 1,376,640
5,000 EastGroup Properties Inc   721,700
4,000 Innovative Industrial Properties Inc   354,000
59,083 Prologis Inc  (4) 6,002,833
59,500 Rexford Industrial Realty Inc   3,094,000
20,000 Terreno Realty Corp   1,059,800
Total Industrial 12,608,973
Office - 0.9%
13,000 Alexandria Real Estate Equities Inc   1,822,470
14,000 Boston Properties Inc   1,049,580
10,000 Kilroy Realty Corp   421,100
11,000 SL Green Realty Corp   441,760
20,000 Vornado Realty Trust  (4) 463,200
Total Office 4,198,110
Residential - 4.1%
69,000 American Homes 4 Rent, Class A  (4) 2,263,890
20,500 AvalonBay Communities Inc   3,775,895
31,000 Equity LifeStyle Properties Inc   1,948,040
49,000 Equity Residential  (4) 3,293,780
9,000 Essex Property Trust Inc   2,180,070
31,000 Independence Realty Trust Inc   518,630
59,924 Ingenia Communities Group  (2) 142,729
12,000 Invitation Homes Inc  (4) 405,240
5,000 Mid-America Apartment Communities Inc   775,350
7,000 NexPoint Residential Trust Inc   323,470
18,700 Sun Communities Inc   2,530,671
12,000 UDR Inc   500,520
Total Residential 18,658,285
Retail - 2.5%
5,000 Agree Realty Corp   337,900
60,000 Brixmor Property Group Inc   1,108,200
90,000 Kimco Realty Corp  (4) 1,656,900
55,000 Kite Realty Group Trust   947,100
24,000 Realty Income Corp   1,396,800
19,000 Regency Centers Corp  (4) 1,023,150
43,000 Simon Property Group Inc  (4) 3,859,250
18,000 SITE Centers Corp   192,780
13,000 Spirit Realty Capital Inc   470,080
Total Retail 10,992,160
Specialized - 5.8%
32,622 American Tower Corp   7,003,943
21,954 Crown Castle Inc  (4) 3,173,451
15,868 Digital Realty Trust Inc  (4) 1,573,788
5,613 Equinix Inc  (4) 3,192,899
8,000 Extra Space Storage Inc  (4) 1,381,680
10,000 Gaming and Leisure Properties Inc   442,400
12,000 Life Storage Inc  (4) 1,329,120
20,000 National Storage Affiliates Trust  (4) 831,600
8,700 Public Storage  (4) 2,547,447

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Shares Description (1) Value
Specialized (continued)
7,878 SBA Communications Corp  (4) $ 2,242,473
25,000 VICI Properties Inc   746,250
42,000 Weyerhaeuser Co  (4) 1,199,520
Total Specialized 25,664,571
Total Real Estate Investment Trust Common Stocks (cost $84,252,348) 77,679,348
Principal
Amount (000) Description (1) Coupon Maturity Ratings (8) Value
X 52,866,574 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 11.8% (7.3% of Total Investments)
X 52,866,574
Automobiles - 0.4%
$ 932 General Motors Financial Co Inc 5.700% N/A (14) BB $ 798,834
1,300 General Motors Financial Co Inc 5.750% N/A (14) BB 1,054,581
2,232 Total Automobiles 1,853,415
Banks - 5.2%
295 Bank of America Corp 4.375% N/A (14) BBB- 236,737
2,410 Bank of America Corp (4) 6.500% N/A (14) BBB- 2,364,702
75 Bank of America Corp 6.100% N/A (14) BBB- 71,896
240 Bank of America Corp 6.300% N/A (14) BBB- 235,752
2,325 Citigroup Inc (4) 6.250% N/A (14) BB+ 2,223,862
1,000 Citigroup Inc (4) 6.300% N/A (14) BB+ 931,288
1,000 Citigroup Inc (4) 5.950% N/A (14) BB+ 905,047
260 Citizens Financial Group Inc 6.375% N/A (14) BB+ 240,500
335 Citizens Financial Group Inc 4.000% N/A (14) BB+ 268,320
325 CoBank ACB 6.250% N/A (14) BBB+ 312,448
765 CoBank ACB 6.450% N/A (14) BBB+ 753,261
550 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (12)
7.265% N/A (14) Ba3 539,649
415 Goldman Sachs Group Inc 3.800% N/A (14) BB+ 321,558
805 Huntington Bancshares Inc/OH 5.625% N/A (14) BB+ 745,955
2,760 JPMorgan Chase & Co (4) 6.750% N/A (14) BBB 2,734,956
345 JPMorgan Chase & Co 3.650% N/A (14) BBB 279,385
125 JPMorgan Chase & Co 6.100% N/A (14) BBB 120,000
660 JPMorgan Chase & Co 5.000% N/A (14) BBB 595,155
765 M&T Bank Corp 6.450% N/A (14) BBB- 742,537
50 M&T Bank Corp 5.125% N/A (14) BBB- 44,250
675 PNC Financial Services Group Inc 6.000% N/A (14) BBB 626,062
448 PNC Financial Services Group Inc 5.000% N/A (14) BBB 390,292
150 PNC Financial Services Group Inc 6.200% N/A (14) BBB 141,750
415 PNC Financial Services Group Inc 3.400% N/A (14) BBB 309,705
625 Regions Financial Corp 5.750% N/A (14) BB+ 615,625
200 SVB Financial Group 4.100% N/A (14) BBB 136,384
510 SVB Financial Group 4.000% N/A (14) BBB 387,200
535 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (12)
6.395% N/A (14) BBB 514,670
1,585 Truist Financial Corp (4) 4.800% N/A (14) BBB 1,411,198
600 Truist Financial Corp 5.100% N/A (14) BBB 531,984
1,950 Wells Fargo & Co (4) 5.875% N/A (14) BBB 1,856,493
1,200 Wells Fargo & Co 3.900% N/A (14) BBB 1,014,750
450 Zions Bancorp NA 7.200% N/A (14) BB+ 453,500
24,848 Total Banks 23,056,871
Capital Markets - 0.7%
395 Bank of New York Mellon Corp 4.700% N/A (14) BBB+ 378,212
1,000 Charles Schwab Corp (4) 5.375% N/A (14) BBB 972,500
650 Goldman Sachs Group Inc 5.300% N/A (14) BB+ 603,070
955 Goldman Sachs Group Inc 5.500% N/A (14) BB+ 916,800
330 Goldman Sachs Group Inc 4.125% N/A (14) BB+ 262,350
3,330 Total Capital Markets 3,132,932

Principal
Amount (000) Description (1) Coupon Maturity Ratings (8) Value
Consumer Finance - 0.5%
$ 1,039 Ally Financial Inc (4) 4.700% N/A (14) BB- $ 810,378
400 Ally Financial Inc 4.700% N/A (14) BB- 285,000
455 American Express Co 3.550% N/A (14) BBB- 350,658
295 Capital One Financial Corp 3.950% N/A (14) BB+ 231,575
385 Discover Financial Services 5.500% N/A (14) BB 313,960
305 Discover Financial Services 6.125% N/A (14) BB 297,515
2,879 Total Consumer Finance 2,289,086
Diversified Financial Services - 0.4%
555 American AgCredit Corp, 144A 5.250% N/A (14) BB+ 516,150
390 Equitable Holdings Inc 4.950% N/A (14) BBB- 365,625
765 Voya Financial Inc 6.125% N/A (14) BB+ 741,401
1,710 Total Diversified Financial Services 1,623,176
Electric Utilities - 0.4%
310 American Electric Power Co Inc 3.875% 2/15/62 BBB- 242,968
330 Edison International 5.000% N/A (14) BB 260,700
150 Edison International 5.375% N/A (14) BB 123,375
1,000 Emera Inc (4) 6.750% 6/15/76 BB+ 948,354
275 Southern Co 4.000% 1/15/51 BBB- 246,455
2,065 Total Electric Utilities 1,821,852
Food Products - 0.5%
2,250 Land O' Lakes Inc, 144A (4) 8.000% N/A (14) BB 2,160,000
Independent Power And Renewable Electricity Producers - 0.1%
300 AES Andes SA, 144A 6.350% 10/07/79 BB 258,064
175 Vistra Corp, 144A 7.000% N/A (14) BB- 152,777
475 Total Independent Power And Renewable Electricity Producers 410,841
Independent Power Producers & Energy Traders - 0.1%
265 AES Andes SA, 144A 7.125% 3/26/79 BB 232,385
185 Vistra Corp, 144A 8.000% N/A (14) BB- 169,881
450 Total Independent Power Producers & Energy Traders 402,266
Industrial Conglomerates - 0.3%
1,315 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (4),(12)
6.623% N/A (14) BBB- 1,229,766
Insurance - 1.4%
233 American International Group Inc 5.750% 4/01/48 BBB- 214,658
450 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 365,625
235 Enstar Finance LLC 5.500% 1/15/42 BBB- 190,722
325 Enstar Finance LLC 5.750% 9/01/40 BBB- 289,749
1,096 Markel Corp 6.000% N/A (14) BB+ 1,063,758
960 MetLife Inc, 144A 9.250% 4/08/38 BBB 1,108,413
660 Provident Financing Trust I 7.405% 3/15/38 BB+ 690,301
175 Prudential Financial Inc 5.125% 3/01/52 BBB+ 151,714
420 QBE Insurance Group Ltd, 144A 5.875% N/A (14) BBB 389,323
1,075 SBL Holdings Inc, 144A (4) 6.500% N/A (14) BB 808,938
1,500 SBL Holdings Inc, 144A (4) 7.000% N/A (14) BB 1,203,750
7,129 Total Insurance 6,476,951

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Principal
Amount (000) Description (1) Coupon Maturity Ratings (8) Value
Media - 0.1%
$ 560 Paramount Global 6.375% 3/30/62 BB+ $ 483,783
Multi-Utilities - 0.6%
315 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 257,282
1,250 CenterPoint Energy Inc 6.125% N/A (14) BB+ 1,175,622
525 CMS Energy Corp 4.750% 6/01/50 BBB- 443,625
900 Sempra Energy 4.875% N/A (14) BBB- 837,000
2,990 Total Multi-Utilities 2,713,529
Oil - 0.0%
55 Energy Transfer LP 7.125% N/A (14) BB 45,185
Oil, Gas & Consumable Fuels - 0.2%
360 Enbridge Inc 7.625% 1/15/83 BBB- 347,104
265 Energy Transfer LP 6.500% N/A (14) BB 230,843
270 MPLX LP 6.875% N/A (14) BB+ 265,275
10 Transcanada Trust 5.500% 9/15/79 BBB- 8,650
270 Transcanada Trust 5.600% 3/07/82 BBB- 234,156
1,175 Total Oil, Gas & Consumable Fuels 1,086,028
Trading Companies & Distributors - 0.7%
610 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 BB+ 556,625
2,500 AerCap Holdings NV 5.875% 10/10/79 BB 2,231,638
395 Air Lease Corp 4.650% N/A (14) BB+ 329,777
3,505 Total Trading Companies & Distributors 3,118,040
U.S. Agency - 0.1%
525 Farm Credit Bank of Texas, 144A 6.200% N/A (14) Baa1 487,053
Wireless Telecommunication Services - 0.1%
500 Vodafone Group PLC 7.000% 4/04/79 BB+ 475,800
$ 57,993 Total $1,000 Par (or similar) Institutional Preferred (cost $60,035,650) 52,866,574
Principal
Amount (000) Description (1) Coupon Maturity Ratings (8) Value
X 45,060,476
EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 10.1% (6.2% of Total
Investments)
X 45,060,476
Angola - 0.1%
$ 335 Angolan Government International Bond , 144A 8.250% 5/09/28 B- $ 263,411
200 Angolan Government International Bond , 144A 8.750% 4/14/32 B- 147,900
270 Angolan Government International Bond , 144A 9.375% 5/08/48 B- 182,336
Total Angola 593,647
Argentina - 0.1%
700 Argentine Republic Government International Bond 1.500% 7/09/35 CCC+ 126,626
475 Provincia de Buenos Aires/Government Bonds , 144A 3.900% 9/01/37 CCC+ 147,250
53 YPF SA , 144A 8.750% 4/04/24 Caa2 45,127
72 YPF SA , 144A 8.500% 3/23/25 CCC+ 57,500
20 YPF SA , Reg S 6.950% 7/21/27 CCC+ 11,690
139 YPF SA , 144A 6.950% 7/21/27 CCC+ 81,245
50 YPF SA , Reg S 8.500% 7/28/25 Caa2 35,275
Total Argentina 504,713
Australia - 0.3%
1,225 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 BBB 1,186,120
Azerbaijan - 0.1%
335 Southern Gas Corridor CJSC , Reg S 6.875% 3/24/26 Ba1 328,713

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (8) Value
Barbados - 0.0%
$ 200 Barbados Government International Bond , 144A 6.500% 10/01/29 B- $ 175,963
Benin - 0.0%
100 EUR Benin Government International Bond , 144A 6.875% 1/19/52 B+ 61,418
190 EUR Benin Government International Bond , 144A 4.950% 1/22/35 B+ 117,250
Total Benin 178,668
Bermuda - 0.0%
200 Bermuda Government International Bond , 144A 4.750% 2/15/29 A+ 192,115
Brazil - 0.7%
200 Arcos Dorados BV , 144A 6.125% 5/27/29 Ba2 181,116
200 B3 SA - Brasil Bolsa Balcao , 144A 4.125% 9/20/31 Ba1 156,557
200 Banco BTG Pactual SA/Cayman Islands , 144A 2.750% 1/11/26 Ba2 173,600
200 Banco do Brasil SA/Cayman , 144A 4.875% 1/11/29 Ba2 179,119
200 Braskem Netherlands Finance BV , 144A 4.500% 1/31/30 BBB- 161,640
825 BRL Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/25 BB- 147,935
200 Brazilian Government International Bond 5.625% 1/07/41 BB- 161,450
200 Brazilian Government International Bond 4.750% 1/14/50 BB- 136,024
210 Brazilian Government International Bond 5.000% 1/27/45 BB- 152,403
200 Embraer Netherlands Finance BV , 144A 6.950% 1/17/28 BB+ 188,000
395 Itau Unibanco Holding SA/Cayman Island , 144A 2.900% 1/24/23 BB- 392,014
200 JSM Global Sarl , 144A 4.750% 10/20/30 BB 140,500
200 MARB BondCo PLC , 144A 3.950% 1/29/31 BB+ 144,750
200 Natura &Co Luxembourg Holdings Sarl , 144A 6.000% 4/19/29 BB 164,664
145 Petrobras Global Finance BV 6.750% 6/03/50 BB- 118,028
115 Petrobras Global Finance BV 5.500% 6/10/51 BB- 81,658
200 Suzano Austria GmbH 2.500% 9/15/28 BBB- 156,428
70 Vale Overseas Ltd 3.750% 7/08/30 BBB- 56,700
Total Brazil 2,892,586
Cameroon - 0.0%
100 EUR Republic of Cameroon International Bond , 144A 5.950% 7/07/32 B 64,531
Canada - 0.4%
150 Air Canada , 144A 3.875% 8/15/26 BB 128,813
550 Enbridge Inc 5.750% 7/15/80 BBB- 483,862
500 Enbridge Inc 5.500% 7/15/77 BBB- 439,780
625 GFL Environmental Inc , 144A 5.125% 12/15/26 BB- 582,028
Total Canada 1,634,483
Chile - 0.3%
199 Alfa Desarrollo SpA , 144A 4.550% 9/27/51 BBB- 131,519
200 Antofagasta PLC , 144A 5.625% 5/13/32 BBB+ 184,750
200 Banco del Estado de Chile , 144A 2.704% 1/09/25 A 186,812
205 Celulosa Arauco y Constitucion SA , 144A 5.150% 1/29/50 BBB- 144,753
175 Cia Cervecerias Unidas SA , 144A 3.350% 1/19/32 A- 147,656
200 Corp Nacional del Cobre de Chile , 144A 3.000% 9/30/29 A- 167,452
150 Empresa Nacional de Telecomunicaciones SA , 144A 3.050% 9/14/32 BBB 110,250
315 Empresa Nacional del Petroleo , Reg S 3.750% 8/05/26 BBB- 282,256
160 VTR Comunicaciones SpA , 144A 5.125% 1/15/28 BB- 108,000
Total Chile 1,463,448
China - 0.2%
200 Agile Group Holdings Ltd , Reg S 5.500% 5/17/26 N/R 54,089
200 Country Garden Holdings Co Ltd , Reg S 5.625% 1/14/30 Ba1 51,000
200 ENN Clean Energy International Investment Ltd , 144A 3.375% 5/12/26 Baa3 171,374
200 Lenovo Group Ltd , 144A 3.421% 11/02/30 BBB 151,158
200 RKPF Overseas 2020 A Ltd , Reg S 5.200% 1/12/26 Ba3 69,104
200 Tencent Holdings Ltd , 144A 2.390% 6/03/30 A+ 156,888
Total China 653,613

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (8) Value
Colombia - 0.3%
$ 320 Bancolombia SA 3.000% 1/29/25 Baa2 $ 291,751
350 Colombia Government International Bond 3.125% 4/15/31 BB+ 242,695
205 Colombia Government International Bond 3.250% 4/22/32 BB+ 138,552
120 Ecopetrol SA 5.375% 6/26/26 BB+ 108,480
200 Ecopetrol SA 5.875% 11/02/51 BB+ 118,500
200 Ecopetrol SA 4.625% 11/02/31 BB+ 140,000
200 Empresas Publicas de Medellin ESP , 144A 4.250% 7/18/29 Baa3 145,064
200 Grupo Aval Ltd , 144A 4.375% 2/04/30 Ba1 144,840
180 Millicom International Cellular SA , 144A 6.250% 3/25/29 Ba1 152,687
Total Colombia 1,482,569
Costa Rica - 0.1%
200 Costa Rica Government International Bond , 144A 7.000% 4/04/44 B 166,212
200 Costa Rica Government International Bond , Reg S 7.000% 4/04/44 B 166,212
200 Instituto Costarricense de Electricidad , 144A 6.750% 10/07/31 B+ 188,500
Total Costa Rica 520,924
Cote d'Ivoire - 0.1%
395 Ivory Coast Government International Bond , Reg S 6.125% 6/15/33 BB- 299,201
270 EUR Ivory Coast Government International Bond , Reg S 6.875% 10/17/40 BB- 165,255
Total Cote d'Ivoire 464,456
Dominican Republic - 0.2%
425 Dominican Republic International Bond , Reg S 7.450% 4/30/44 BB- 356,514
170 Dominican Republic International Bond , 144A 5.500% 2/22/29 BB- 146,327
150 Dominican Republic International Bond , 144A 4.875% 9/23/32 BB- 112,772
470 Dominican Republic International Bond , Reg S 4.875% 9/23/32 BB- 353,351
Total Dominican Republic 968,964
Ecuador - 0.1%
823 Ecuador Government International Bond , 144A 1.000% 7/31/35 B- 270,691
137 Ecuador Government International Bond , Reg S 2.500% 7/31/35 N/R 45,087
119 Ecuador Government International Bond , 144A 0.000% 7/31/30 B- 34,088
467 Ecuador Government International Bond , 144A 1.500% 7/31/40 B- 136,660
Total Ecuador 486,526
Egypt - 0.2%
300 Egypt Government International Bond , Reg S 7.903% 2/21/48 B+ 156,324
200 Egypt Government International Bond , 144A 5.800% 9/30/27 B 139,993
225 Egypt Government International Bond , 144A 8.500% 1/31/47 B+ 124,757
200 Egypt Government International Bond , 144A 7.600% 3/01/29 B 139,656
220 Egypt Government International Bond , 144A 7.300% 9/30/33 B 126,547
205 Egypt Government International Bond , 144A 8.875% 5/29/50 B+ 113,578
Total Egypt 800,855
El Salvador - 0.0%
190 El Salvador Government International Bond , 144A 7.125% 1/20/50 CCC+ 59,850
40 El Salvador Government International Bond , Reg S 5.875% 1/30/25 CCC+ 21,600
65 El Salvador Government International Bond , Reg S 7.650% 6/15/35 CCC+ 21,535
135 El Salvador Government International Bond , Reg S 6.375% 1/18/27 CCC+ 49,695
Total El Salvador 152,680
Ghana - 0.2%
235 Ghana Government International Bond , 144A 7.750% 4/07/29 CCC+ 88,713
250 Ghana Government International Bond , 144A 8.750% 3/11/61 CCC+ 91,375
355 Ghana Government International Bond , Reg S 7.625% 5/16/29 CCC+ 134,900
200 Kosmos Energy Ltd , 144A 7.750% 5/01/27 B+ 159,000
200 Tullow Oil PLC , 144A 10.250% 5/15/26 B 169,000
Total Ghana 642,988

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (8) Value
Guatemala - 0.2%
$ 145 Central American Bottling Corp / CBC Bottling Holdco SL
/ Beliv Holdco SL , 144A
5.250% 4/27/29 Ba1 $ 125,787
200 CT Trust , 144A 5.125% 2/03/32 Ba1 150,500
200 Guatemala Government Bond , 144A 3.700% 10/07/33 BB- 145,004
200 Guatemala Government Bond , 144A 6.125% 6/01/50 BB- 163,947
200 Investment Energy Resources Ltd , 144A 6.250% 4/26/29 BB- 169,323
Total Guatemala 754,561
Honduras - 0.0%
– (10) Honduras Government International Bond , Reg S 7.500% 3/15/24 BB- 7
Hungary - 0.0%
200 Hungary Government International Bond , 144A 5.250% 6/16/29 BBB 180,478
India - 0.3%
200 Adani Ports & Special Economic Zone Ltd , 144A 3.100% 2/02/31 BBB- 143,710
186 Azure Power Energy Ltd , 144A 3.575% 8/19/26 Ba1 139,575
200 Export-Import Bank of India , 144A 2.250% 1/13/31 BBB- 149,968
200 Indian Railway Finance Corp Ltd , 144A 3.570% 1/21/32 BBB- 162,670
200 Network i2i Ltd , 144A 3.975% 6/03/71 BB 162,375
200 Power Finance Corp Ltd , 144A 3.950% 4/23/30 Baa3 167,988
200 ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries , 144A
4.500% 7/14/28 Ba3 149,869
200 UltraTech Cement Ltd , 144A 2.800% 2/16/31 Baa3 154,460
Total India 1,230,615
Indonesia - 0.3%
2,700,000 IDR Indonesia Treasury Bond 7.000% 9/15/30 N/R 173,761
200 Medco Platinum Road Pte Ltd , 144A 6.750% 1/30/25 B+ 180,063
500 Pertamina Persero PT , 144A 2.300% 2/09/31 Baa2 378,477
200 Perusahaan Penerbit SBSN Indonesia III , 144A 4.700% 6/06/32 BBB 187,783
335 Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara , Reg S
3.875% 7/17/29 BBB 285,333
200 Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara , Reg S
5.250% 5/15/47 Baa2 147,584
200 Saka Energi Indonesia PT , 144A 4.450% 5/05/24 B+ 184,003
Total Indonesia 1,537,004
Iraq - 0.1%
275 Iraq International Bond , 144A 5.800% 1/15/28 N/R 225,471
200 Iraq International Bond , 144A 6.752% 3/09/23 B- 193,919
Total Iraq 419,390
Israel - 0.4%
200 Bank Leumi Le-Israel BM , 144A, Reg S 5.125% 7/27/27 A 195,134
80 Energean Israel Finance Ltd , 144A, Reg S 4.875% 3/30/26 BB- 70,435
85 Energean Israel Finance Ltd , 144A, Reg S 4.500% 3/30/24 BB- 79,636
807 Israel Electric Corp Ltd , 144A, Reg S 4.250% 8/14/28 BBB+ 747,765
295 Israel Electric Corp Ltd , 144A, Reg S 5.000% 11/12/24 BBB+ 287,706
32 Leviathan Bond Ltd , 144A, Reg S 6.125% 6/30/25 BB- 30,032
127 Leviathan Bond Ltd , 144A, Reg S 6.500% 6/30/27 BB- 116,080
75 Leviathan Bond Ltd , 144A, Reg S 6.750% 6/30/30 BB- 66,499
175 EUR Teva Pharmaceutical Finance Netherlands II BV 4.375% 5/09/30 BB- 134,890
Total Israel 1,728,177
Jamaica - 0.1%
215 Jamaica Government International Bond 8.000% 3/15/39 B 235,090
215 Jamaica Government International Bond 7.875% 7/28/45 B 231,333
Total Jamaica 466,423

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (8) Value
Jordan - 0.1%
$ 200 Jordan Government International Bond , 144A 4.950% 7/07/25 B+ $ 184,250
200 Jordan Government International Bond , 144A 5.850% 7/07/30 B+ 162,500
Total Jordan 346,750
Kazakhstan - 0.2%
200 Development Bank of Kazakhstan JSC , 144A 5.750% 5/12/25 Baa2 199,001
200 Kazakhstan Government International Bond , 144A 6.500% 7/21/45 BBB 184,750
200 KazMunayGas National Co JSC , 144A 5.375% 4/24/30 Baa2 158,350
200 KazMunayGas National Co JSC , Reg S 6.375% 10/24/48 Baa2 139,025
200 KazMunayGas National Co JSC , 144A 3.500% 4/14/33 Baa2 131,372
200 Tengizchevroil Finance Co International Ltd , 144A 4.000% 8/15/26 BBB 167,207
Total Kazakhstan 979,705
Kenya - 0.1%
200 Republic of Kenya Government International Bond , 144A 6.300% 1/23/34 B+ 122,000
200 Republic of Kenya Government International Bond , 144A 7.250% 2/28/28 B+ 145,254
Total Kenya 267,254
Korea, Republic of - 0.1%
200 POSCO , 144A 4.500% 8/04/27 A- 189,511
200 Shinhan Bank Co Ltd , 144A 4.375% 4/13/32 BBB+ 178,683
Total Korea, Republic of 368,194
Macau - 0.0%
200 Sands China Ltd 5.625% 8/08/25 BB+ 181,186
Malaysia - 0.2%
600 MYR Malaysia Government Bond 3.900% 11/30/26 A- 128,669
215 Misc Capital Two Labuan Ltd , 144A 3.750% 4/06/27 BBB 194,513
200 Petronas Capital Ltd , 144A 3.500% 4/21/30 A 182,212
205 Petronas Capital Ltd , 144A 3.404% 4/28/61 A 140,725
Total Malaysia 646,119
Mexico - 0.8%
200 Banco Nacional de Comercio Exterior SNC/Cayman
Islands , 144A
2.720% 8/11/31 Ba1 171,928
200 Braskem Idesa SAPI , 144A 6.990% 2/20/32 BB- 133,500
200 Cemex SAB de CV , 144A 3.875% 7/11/31 BB+ 157,596
230 Comision Federal de Electricidad , 144A 3.348% 2/09/31 BBB 164,162
200 Comision Federal de Electricidad , 144A 4.688% 5/15/29 BBB 167,000
200 Electricidad Firme de Mexico Holdings SA de CV , 144A 4.900% 11/20/26 Ba2 163,250
200 Grupo Axo SAPI de CV , 144A 5.750% 6/08/26 Ba2 155,273
3,800 Mexican Bonos 7.500% 6/03/27 BBB 172,751
3,600 Mexican Bonos 8.500% 11/18/38 BBB 161,207
225 Mexico City Airport Trust , Reg S 4.250% 10/31/26 BBB- 200,250
300 Mexico Government International Bond 4.400% 2/12/52 BBB 206,585
200 Mexico Government International Bond 4.280% 8/14/41 BBB 145,467
200 Nemak SAB de CV , 144A 3.625% 6/28/31 BB+ 134,702
355 Petroleos Mexicanos 7.690% 1/23/50 BB- 217,402
712 Petroleos Mexicanos 6.750% 9/21/47 BB- 396,940
545 Petroleos Mexicanos 6.840% 1/23/30 BB- 406,216
25 Petroleos Mexicanos 6.500% 1/23/29 BB- 19,248
140 Petroleos Mexicanos 6.375% 1/23/45 BB- 77,350
245 Petroleos Mexicanos 5.950% 1/28/31 BB- 165,473
Total Mexico 3,416,300
Mongolia - 0.1%
300 Mongolia Government International Bond , 144A 5.125% 4/07/26 B 248,211

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (8) Value
Morocco - 0.1%
$ 200 Morocco Government International Bond , 144A 5.500% 12/11/42 BB+ $ 147,000
200 OCP SA , 144A 3.750% 6/23/31 BB+ 151,483
200 OCP SA , 144A 5.125% 6/23/51 BB+ 127,000
Total Morocco 425,483
Namibia - 0.0%
200 Namibia International Bonds , 144A 5.250% 10/29/25 Ba3 177,002
Netherlands - 0.1%
405 Aegon NV 5.500% 4/11/48 BBB+ 349,646
200 VEON Holdings BV , Reg S 3.375% 11/25/27 N/R 100,000
200 VEON Holdings BV , Reg S 4.000% 4/09/25 N/R 125,000
Total Netherlands 574,646
Nigeria - 0.2%
200 Access Bank PLC , 144A 6.125% 9/21/26 B 150,132
200 EUR BOI Finance BV , 144A 7.500% 2/16/27 B 157,113
400 Nigeria Government International Bond , 144A 8.375% 3/24/29 B 285,440
200 Nigeria Government International Bond , 144A 7.375% 9/28/33 B 120,500
200 Nigeria Government International Bond , Reg S 7.625% 11/28/47 B 110,985
Total Nigeria 824,170
Oman - 0.2%
385 Oman Government International Bond , Reg S 5.625% 1/17/28 Ba2 357,693
200 Oman Government International Bond , 144A 6.250% 1/25/31 Ba2 186,249
400 Oman Government International Bond , Reg S 6.750% 1/17/48 Ba2 320,237
200 OQ SAOC , 144A 5.125% 5/06/28 Ba2 178,346
Total Oman 1,042,525
Pakistan - 0.1%
515 Pakistan Government International Bond , Reg S 6.875% 12/05/27 B- 193,125
200 Pakistan Government International Bond , 144A 6.000% 4/08/26 B- 76,840
200 Pakistan Water & Power Development Authority , Reg S 7.500% 6/04/31 B- 69,000
Total Pakistan 338,965
Panama - 0.2%
200 Aeropuerto Internacional de Tocumen SA , 144A 5.125% 8/11/61 BBB 142,627
200 C&W Senior Financing DAC , 144A 6.875% 9/15/27 B+ 163,358
200 Empresa de Transmision Electrica SA , 144A 5.125% 5/02/49 Baa2 149,840
190 Panama Bonos del Tesoro 3.362% 6/30/31 BBB 165,300
155 Panama Notas del Tesoro 3.750% 4/17/26 BBB 147,134
190 UEP Penonome II SA , 144A 6.500% 10/01/38 BB 163,163
Total Panama 931,422
Paraguay - 0.0%
200 Paraguay Government International Bond , 144A 2.739% 1/29/33 BB+ 143,352
Peru - 0.2%
120 Banco de Credito del Peru S.A , 144A 3.125% 7/01/30 BBB- 104,943
65 Banco de Credito del Peru S.A , 144A 3.250% 9/30/31 BBB- 54,918
200 Credicorp Ltd , 144A 2.750% 6/17/25 BBB 182,599
300 Fondo MIVIVIENDA SA , 144A 4.625% 4/12/27 BBB+ 280,832
200 Kallpa Generacion SA , Reg S 4.875% 5/24/26 Baa3 184,572
200 Peruvian Government International Bond 3.000% 1/15/34 BBB 150,171
95 Volcan Cia Minera SAA , 144A 4.375% 2/11/26 Ba2 78,375
Total Peru 1,036,410
Philippines - 0.0%
200 Philippine Government International Bond 4.200% 3/29/47 BBB 154,700

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (8) Value
Qatar - 0.3%
$ 310 Qatar Energy , 144A 3.300% 7/12/51 AA- $ 220,050
200 Qatar Energy , 144A 1.375% 9/12/26 AA- 174,176
200 Qatar Energy , 144A 2.250% 7/12/31 AA- 161,112
405 Qatar Government International Bond , Reg S 4.400% 4/16/50 AA- 355,426
200 QNB Finance Ltd , Reg S 2.625% 5/12/25 A 187,221
Total Qatar 1,097,985
Romania - 0.0%
140 Romanian Government International Bond , 144A 3.000% 2/27/27 BBB- 118,020
Russia - 0.0%
9,125 RUB Russian Federal Bond - OFZ 7.650% 4/10/30 N/R 47,747
Rwanda - 0.1%
300 Rwanda International Government Bond , 144A 5.500% 8/09/31 B+ 217,157
Saudi Arabia - 0.3%
200 EIG Pearl Holdings Sarl , 144A 4.387% 11/30/46 A+ 141,058
200 Saudi Arabian Oil Co , Reg S 2.875% 4/16/24 A 193,195
200 Saudi Arabian Oil Co , Reg S 4.250% 4/16/39 A 171,250
385 Saudi Government International Bond , Reg S 3.750% 1/21/55 A+ 284,054
325 Saudi Government International Bond , 144A 2.250% 2/02/33 A+ 255,055
200 Saudi Government International Bond , Reg S 2.500% 2/03/27 A+ 183,030
Total Saudi Arabia 1,227,642
Senegal - 0.1%
215 Senegal Government International Bond , Reg S 6.750% 3/13/48 BB- 133,473
200 Senegal Government International Bond , 144A 6.750% 3/13/48 BB- 124,260
100 EUR Senegal Government International Bond , 144A 5.375% 6/08/37 BB- 58,440
Total Senegal 316,173
Singapore - 0.1%
200 BOC Aviation USA Corp , 144A 1.625% 4/29/24 A- 188,826
200 United Overseas Bank Ltd , 144A 3.059% 4/07/25 AA- 192,368
Total Singapore 381,194
South Africa - 0.5%
200 AngloGold Ashanti Holdings PLC 3.750% 10/01/30 BBB- 155,023
200 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 BBB- 162,176
500 Eskom Holdings SOC Ltd , 144A 6.750% 8/06/23 CCC+ 472,830
200 Eskom Holdings SOC Ltd , 144A 6.350% 8/10/28 BB 174,126
200 MTN Mauritius Investments Ltd , 144A 6.500% 10/13/26 BB 192,400
2,875 ZAR Republic of South Africa Government Bond 8.875% 2/28/35 BB 129,218
3,075 ZAR Republic of South Africa Government Bond 7.000% 2/28/31 BB 130,825
250 Republic of South Africa Government International Bond 7.300% 4/20/52 BB- 190,625
200 Republic of South Africa Government International Bond 5.650% 9/27/47 Ba2 128,308
225 Republic of South Africa Government International Bond 5.875% 4/20/32 BB- 185,650
200 Republic of South Africa Government International Bond 5.375% 7/24/44 BB- 129,800
200 Republic of South Africa Government International Bond 5.750% 9/30/49 BB- 128,300
Total South Africa 2,179,281
Sri Lanka - 0.0%
415 Sri Lanka Government International Bond , Reg S 6.850% 11/03/25 D 106,663
Supranational - 0.0%
200 Banque Ouest Africaine de Developpement , 144A 4.700% 10/22/31 Baa1 161,200
Thailand - 0.1%
200 Bangkok Bank PCL/Hong Kong , 144A 3.466% 9/23/36 Baa3 154,643
6,150 THB Thailand Government Bond 2.875% 12/17/28 N/R 162,208
Total Thailand 316,851

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (8) Value
Trinidad and Tobago - 0.1%
$ 200 Heritage Petroleum Co Ltd , 144A 9.000% 8/12/29 BB $ 209,232
200 Trinidad & Tobago Government International Bond ,
144A
4.500% 6/26/30 BBB- 181,010
Total Trinidad and Tobago 390,242
Turkey - 0.3%
200 Anadolu Efes Biracilik Ve Malt Sanayii AS , 144A 3.375% 6/29/28 BB+ 142,488
200 Arcelik AS , 144A 5.000% 4/03/23 BB+ 197,305
200 KOC Holding AS , 144A 6.500% 3/11/25 B+ 187,644
215 Turkey Government International Bond 3.250% 3/23/23 B 212,420
245 Turkey Government International Bond 5.125% 2/17/28 B 189,875
200 Turkiye Ihracat Kredi Bankasi AS , 144A 6.125% 5/03/24 B- 186,800
200 Turkiye Ihracat Kredi Bankasi AS , 144A 5.750% 7/06/26 B- 165,604
200 Turkiye Sise ve Cam Fabrikalari AS , 144A 6.950% 3/14/26 B 183,526
Total Turkey 1,465,662
Uganda - 0.0%
669,000 UGX Republic of Uganda Government Bonds 14.250% 8/23/29 N/R 156,528
Ukraine - 0.1%
200 NAK Naftogaz Ukraine via Kondor Finance PLC , Reg S(9) 7.375% 7/19/24 N/R 46,000
425 Ukraine Government International Bond , 144A 6.876% 5/21/31 CCC+ 77,664
360 Ukraine Government International Bond , 144A 7.253% 3/15/35 CCC+ 66,108
115 Ukraine Government International Bond , Reg S 7.750% 9/01/24 N/R 31,855
100 Ukraine Government International Bond , Reg S 7.750% 9/01/28 CCC+ 20,286
Total Ukraine 241,913
United Arab Emirates - 0.3%
200 Abu Dhabi Government International Bond , 144A 3.125% 9/30/49 AA 140,920
500 DAE Funding LLC , 144A 3.375% 3/20/28 Baa3 423,532
400 Emirate of Dubai Government International Bonds , Reg
S
3.900% 9/09/50 N/R 266,760
435 Galaxy Pipeline Assets Bidco Ltd , 144A 2.625% 3/31/36 Aa2 336,219
232 Galaxy Pipeline Assets Bidco Ltd , 144A 2.940% 9/30/40 Aa2 176,049
199 Sweihan PV Power Co PJSC , 144A 3.625% 1/31/49 BBB+ 157,559
Total United Arab Emirates 1,501,039
United Kingdom - 0.1%
215 Legal & General Group PLC , Reg S 5.250% 3/21/47 BBB+ 183,842
410 Vodafone Group PLC 4.125% 6/04/81 BB+ 283,925
Total United Kingdom 467,767
Uruguay - 0.1%
80 Uruguay Government International Bond 4.375% 1/23/31 BBB 76,524
6,200 UYU Uruguay Government International Bond 8.250% 5/21/31 BBB 123,583
Total Uruguay 200,107
Uzbekistan - 0.0%
200 Republic of Uzbekistan International Bond , Reg S 4.750% 2/20/24 BB- 187,951
Zambia - 0.1%
300 First Quantum Minerals Ltd , 144A 6.875% 10/15/27 B+ 270,000
425 Zambia Government International Bond , 144A 8.500% 4/14/24 D 201,743
Total Zambia 471,743
Total Emerging Market Debt And Foreign Corporate Bonds (cost $59,566,130) 45,060,476

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Principal
Amount (000) Description (1) ,(15) Coupon Maturity Ratings (8) Value
X 35,029,563 CONTINGENT CAPITAL SECURITIES - 7.8% (4.9% of Total Investments)
X 35,029,563
Banks - 5.7%
$ 240 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (14) BBB $ 229,212
600 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (14) Ba2 448,350
800 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (14) Ba2 694,248
200 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (14) BB 170,600
500 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (14) BB 443,500
800 Banco Santander SA , Reg S 7.500% N/A (14) Ba1 744,099
800 Banco Santander SA 4.750% N/A (14) Ba1 553,088
200 Bank Hapoalim BM, 144A , Reg S 3.255% 1/21/32 BBB 165,992
630 Barclays PLC 6.125% N/A (14) BB 530,838
200 Barclays PLC 8.000% N/A (14) BB 175,040
1,275 Barclays PLC (4) 8.000% N/A (14) BB 1,182,754
1,265 Barclays PLC (4) 7.750% N/A (14) BB 1,168,544
200 BBVA Bancomer SA/Texas, 144A 5.125% 1/18/33 BB 165,503
1,280 BNP Paribas SA, 144A (4) 7.375% N/A (14) BBB- 1,210,730
950 BNP Paribas SA, 144A (4) 6.625% N/A (14) BBB- 869,440
280 BNP Paribas SA, 144A 7.750% N/A (14) BBB- 258,384
290 BNP Paribas SA, 144A 7.000% N/A (14) BBB- 250,938
805 Credit Agricole SA, 144A 7.875% N/A (14) BBB 771,794
980 Credit Agricole SA, 144A (4) 8.125% N/A (14) BBB 943,299
1,740 HSBC Holdings PLC (4) 6.000% N/A (14) Baa2 1,441,590
2,120 HSBC Holdings PLC 6.375% N/A (14) Baa2 1,910,014
900 ING Groep NV 6.500% N/A (14) BB+ 803,601
955 ING Groep NV , Reg S 6.750% N/A (14) Baa2 897,108
845 ING Groep NV 5.750% N/A (14) Baa2 726,444
340 Intesa Sanpaolo SpA, 144A 7.700% N/A (14) BB- 282,708
1,695 Lloyds Banking Group PLC (4) 7.500% N/A (14) BBB- 1,573,350
1,025 Lloyds Banking Group PLC (4) 7.500% N/A (14) BBB- 935,312
500 Macquarie Bank Ltd/London, 144A 6.125% N/A (14) BB+ 433,339
1,035 NatWest Group PLC 8.000% N/A (14) BBB- 965,872
810 NatWest Group PLC 6.000% N/A (14) BBB- 706,725
610 Nordea Bank Abp, 144A 6.625% N/A (14) BBB 563,335
245 Societe Generale SA, 144A 8.000% N/A (14) BB 233,590
615 Societe Generale SA, 144A 4.750% N/A (14) BB 459,405
320 Societe Generale SA, 144A 6.750% N/A (14) BB 252,796
865 Societe Generale SA, 144A (4) 7.875% N/A (14) BB 829,319
420 Standard Chartered PLC, 144A 7.750% N/A (14) BB+ 409,500
370 Standard Chartered PLC, 144A 4.300% N/A (14) BB+ 239,686
445 Standard Chartered PLC, 144A 6.000% N/A (14) BB+ 394,795
435 UniCredit SpA , Reg S 8.000% N/A (14) Ba3 382,800
28,585 Total Banks 25,417,642
Capital Markets - 2.0%
575 Credit Suisse Group AG, 144A 7.500% N/A (14) BB- 528,281
1,285 Credit Suisse Group AG, 144A (4) 7.500% N/A (14) BB- 1,101,887
1,845 Credit Suisse Group AG, 144A (4) 7.250% N/A (14) BB- 1,411,271
300 Credit Suisse Group AG, 144A 6.375% N/A (14) BB- 218,250
305 Credit Suisse Group AG, 144A 9.750% N/A (14) BB- 299,168
1,800 Deutsche Bank AG (4) 6.000% N/A (14) BB- 1,350,000
685 UBS Group AG, 144A 3.875% N/A (14) BBB 517,072
1,365 UBS Group AG, 144A (4) 7.000% N/A (14) BBB 1,291,563
1,415 UBS Group AG , Reg S 7.000% N/A (14) BBB 1,345,538
1,365 UBS Group AG , Reg S 6.875% N/A (14) BBB 1,269,450
10,940 Total Capital Markets 9,332,480
Commercial Banks - 0.1%
305 HSBC Holdings PLC 6.375% N/A (14) Baa2 279,441
$ 39,830 Total Contingent Capital Securities (cost $43,026,652) 35,029,563

Shares Description (1) Coupon Ratings (8) Value
X 23,565,996 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 5.3% (3.3% of Total Investments)
X 23,565,996
Automobiles - 0.3%
5,188 Dr Ing hc F Porsche AG 0.000% N/R $ 419,471
6,129 Volkswagen AG(2) 0.000% N/R 748,915
Total Automobiles 1,168,386
Banks - 1.3%
386,400 Banco Bradesco SA(2) 0.000% N/R 1,421,149
4,750 Farm Credit Bank of Texas, 144A(2) 6.750% Baa1 482,125
37,722 Fifth Third Bancorp 6.625% BB+ 960,779
37,000 KeyCorp 6.200% BB+ 897,250
18,425 KeyCorp 6.125% BB+ 461,731
22,531 Regions Financial Corp 6.375% BB+ 576,794
13,700 Synovus Financial Corp 5.875% BB- 335,787
7,800 Western Alliance Bancorp 4.250% Ba1 170,976
14,500 Wintrust Financial Corp 6.875% Ba2 354,380
Total Banks 5,660,971
Capital Markets - 0.5%
5,100 Goldman Sachs Group Inc 5.500% BB+ 126,123
25,000 Morgan Stanley 6.875% BBB- 627,000
55,260 Morgan Stanley 7.125% BBB- 1,411,340
10,100 Morgan Stanley 6.500% BBB- 253,914
Total Capital Markets 2,418,377
Communications Equipment - 0.0%
3,288 Riverbed Technology Inc(2) 0.000% N/R 33
Consumer Finance - 0.2%
26,800 Capital One Financial Corp 5.000% BB+ 526,084
27,448 Synchrony Financial 5.625% BB- 502,298
Total Consumer Finance 1,028,382
Diversified Financial Services - 0.2%
21,900 Equitable Holdings Inc 5.250% BBB- 456,177
23,800 Voya Financial Inc 5.350% BB+ 570,248
Total Diversified Financial Services 1,026,425
Diversified Telecommunication Services - 0.0%
7,900 AT&T Inc 4.750% BB+ 148,362
Food Products - 0.4%
24,270 CHS Inc 6.750% N/R 600,682
44,746 CHS Inc 7.100% N/R 1,112,386
8,807 CHS Inc 7.875% N/R 228,366
Total Food Products 1,941,434
Insurance - 1.3%
24,200 American Equity Investment Life Holding Co 6.625% BB 574,508
41,000 American Equity Investment Life Holding Co 5.950% BB 920,450
39,481 Aspen Insurance Holdings Ltd 5.950% BB+ 891,086
15,200 Aspen Insurance Holdings Ltd 5.625% BB+ 315,552
11,000 Assurant Inc 5.250% BBB- 234,080
25,936 Athene Holding Ltd 6.350% BBB 632,320
19,590 Athene Holding Ltd 6.375% BBB 494,060
2,500 Axis Capital Holdings Ltd 5.500% BBB 52,700
18,700 Enstar Group Ltd 7.000% BBB- 438,515
25,900 Reinsurance Group of America Inc 5.750% BBB+ 641,025
10,300 Reinsurance Group of America Inc(2) 7.125% BBB+ 259,045

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Shares   Description (1) Coupon Ratings (8) Value
Insurance (continued)
8,200 Selective Insurance Group Inc 4.600% BB+ $ 143,254
Total Insurance 5,596,595
Multi-Utilities - 0.1%
10,000 NiSource Inc 6.500% BB+ 246,800
Oil, Gas & Consumable Fuels - 0.6%
5,400 Energy Transfer LP 7.600% BB 130,626
31,400 NuStar Energy LP 10.249% B 698,336
40,500 NuStar Energy LP(4) 9.126% B 782,865
184,700 Petroleo Brasileiro SA 0.000% N/R 1,020,338
Total Oil, Gas & Consumable Fuels 2,632,165
Thrifts & Mortgage Finance - 0.2%
42,814 New York Community Bancorp Inc(4) 6.375% BB- 1,056,221
Trading Companies & Distributors - 0.2%
20,500 Air Lease Corp 6.150% BB+ 458,585
6,800 WESCO International Inc 10.625% B 183,260
Total Trading Companies & Distributors 641,845
Total $25 Par (or similar) Retail Preferred (cost $25,963,788) 23,565,996
Shares Description (1) Value
X 16,615,677 INVESTMENT COMPANIES - 3.7% (2.3% of Total Investments)
X 16,615,677
91,601 Cordiant Digital Infrastructure Ltd/Fund $ 91,047
43,959 iShares MSCI ACWI ETF(4) 3,421,329
175,131 Vanguard Short-Term Bond ETF 13,103,301
Total Investment Companies (cost $17,899,448) 16,615,677
Principal
Amount (000) Description (1) Coupon Maturity Ratings (8) Value
14,617,696 CORPORATE BONDS - 3.3% (2.0% of Total Investments)
X 14,617,696
Commercial Services & Supplies - 0.3%
$ 325 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- $ 277,346
973 Prime Security Services Borrower LLC / Prime Finance Inc,
144A (4)
5.750% 4/15/26 BB- 915,534
1,298 Total Commercial Services & Supplies 1,192,880

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (8) Value
Communications Equipment - 0.1%
$ 1,320 Avaya Inc, 144A 6.125% 9/15/28 CCC $ 656,700
Construction Materials - 0.0%
200 GCC SAB de CV, 144A 3.614% 4/20/32 BBB- 161,748
Diversified Telecommunication Services - 0.1%
375 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 B 336,086
Electronic Equipment, Instruments & Components - 0.1%
375 Imola Merger Corp, 144A 4.750% 5/15/29 BB- 316,369
Entertainment - 0.0%
125 AMC Entertainment Holdings Inc(cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 85,313
Equity Real Estate Investment Trusts (Reits) - 0.1%
250 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 213,515
Health Care Providers & Services - 0.9%
1,250 HCA Inc (4) 5.000% 3/15/24 BBB- 1,241,818
525 Legacy LifePoint Health LLC, 144A 6.750% 4/15/25 B+ 496,763
750 Legacy LifePoint Health LLC, 144A 4.375% 2/15/27 B+ 619,749
625 Tenet Healthcare Corp, 144A 4.625% 6/15/28 BB- 546,229
625 Tenet Healthcare Corp, 144A 4.625% 9/01/24 BB- 604,900
400 Tenet Healthcare Corp, 144A 4.875% 1/01/26 BB- 371,708
250 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B- 219,022
4,425 Total Health Care Providers & Services 4,100,189
Hotels, Restaurants & Leisure - 0.4%
1,475 Caesars Entertainment Inc, 144A (4) 6.250% 7/01/25 B+ 1,421,531
250 Life Time Inc, 144A 5.750% 1/15/26 B 227,500
1,725 Total Hotels, Restaurants & Leisure 1,649,031
Insurance - 0.4%
475 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 405,734
1,357 Assurant Inc (4) 7.000% 3/27/48 BBB- 1,329,860
1,832 Total Insurance 1,735,594
Machinery - 0.0%
200 Sempra Global, 144A 3.250% 1/15/32 BBB- 159,187
Media - 0.3%
250 Clear Channel Outdoor Holdings Inc, 144A 7.750% 4/15/28 CCC 188,750
250 Clear Channel Outdoor Holdings Inc, 144A 7.500% 6/01/29 CCC 181,250
625 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 533,906
52 iHeartCommunications Inc 8.375% 5/01/27 B- 43,765
300 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 B+ 225,920
69 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 B 57,616
250 Outfront Media Capital LLC / Outfront Media Capital
Corp, 144A
5.000% 8/15/27 B+ 218,387
1,796 Total Media 1,449,594
Oil, Gas & Consumable Fuels - 0.2%
250 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 230,000
250 Matador Resources Co 5.875% 9/15/26 BB- 241,167
61 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 BB- 58,255

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (8) Value
Oil, Gas & Consumable Fuels (continued)
$ 250 PBF Logistics LP / PBF Logistics Finance Corp 6.875% 5/15/23 B+ $ 249,388
811 Total Oil, Gas & Consumable Fuels 778,810
Specialty Retail - 0.1%
640 Hertz Corp, 144A 4.625% 12/01/26 B+ 519,911
Wireless Telecommunication Services - 0.3%
1,250 Sprint Corp (4) 7.875% 9/15/23 BB+ 1,262,769
$ 16,622 Total Corporate Bonds (cost $17,031,678) 14,617,696
Shares Description (1) Value
X 535,373 WARRANTS - 0.1% (0.1% of Total Investments)
X 535,373
Energy Equipment & Services - 0.1%
3,996 Fieldwood Energy LLC (2) $ 482,185
5,530 Fieldwood Energy LLC (2) 27,650
2,870 Fieldwood Energy LLC (2) 22,960
Total Energy Equipment & Services 532,795
Entertainment - 0.0%
34,453 Cineworld Warrant 2,578
Total Warrants (cost $54,810) 535,373
Total Long-Term Investments (cost $833,778,849) 717,724,235
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.9% (0.5% of Total Investments)
3,848,347 REPURCHASE AGREEMENTS - 0.9% (0.5% of Total Investments)
X 3,848,347
$ 3,848 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22, repurchase price
$3,848,613, collateralized by $3,089,500, U.S. Treasury
Inflation Index Notes, 0.125%, due 1/15/23, value
$3,925,376
0.830% 10/03/22 $ 3,848,347
Total Short-Term Investments (cost $3,848,347) 3,848,347
Total Investments (cost $ 837,627,196 ) - 161 .2% 721,572,582
Borrowings - (44.5)% (16),(17) (199,301,000)
Reverse Repurchase Agreements, including accrued interest - (13.5)%(18) (60,250,732)
Other Assets Less Liabilities -  (3.2)% (14,282,974)
Net Assets Applicable to Common Shares - 100% $ 447,737,876

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 147,039,926 $ 131,575,372 $ 2,395 $ 278,617,693
Variable Rate Senior Loan Interests – 90,333,280 – 90,333,280
Asset-Backed and Mortgage-Backed
Securities – 82,802,559 – 82,802,559
Real Estate Investment Trust Common
Stocks 77,380,050 299,298 – 77,679,348
$1,000 Par (or similar) Institutional
Preferred – 52,866,574 – 52,866,574
Emerging Market Debt And Foreign
Corporate Bonds – 45,060,476 – 45,060,476
Contingent Capital Securities – 35,029,563 – 35,029,563
$25 Par (or similar) Retail Preferred 20,654,729 2,911,267 – 23,565,996
Investment Companies 3,512,376 13,103,301 – 16,615,677
Corporate Bonds – 14,617,696 – 14,617,696
Warrants 2,578 532,795 – 535,373
Short-Term Investments:
Repurchase Agreements – 3,848,347 – 3,848,347
Total
$ 248,589,659 $ 472,980,528 $ 2,395 $ 721,572,582
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$159,411,463.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(7) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(8) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
(9) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(10) Principal Amount (000) rounds to less than $1,000.
(11) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(12) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(13) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $64,770,111 have been pledged as collateral for reverse repurchase agreements.
(14) Perpetual security. Maturity date is not applicable.
(15) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(16) Borrowings as a percentage of Total Investments is 27.6%.
(17) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $335,110,851 have been pledged as collateral for borrowings.

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NMAI
(18) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 8.3%.
12MTA Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
BRL Brazilian Real
DD1 Portion of investment purchased on a delayed delivery basis.
ETF Exchange-Traded Fund
EUR Euro
GDR Global Depositary Receipt
IDR Indonesian Rupiah
LIBOR London Inter-Bank Offered Rate
MDR Denotes investment is subject to dollar roll transactions.
MSCI Morgan Stanley Capital International
MXN Mexican Peso
MYR Malaysian Ringgit
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
RUB Russian Rubble
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBA To be announced. Maturity date not known prior to settlement of this transaction.
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
THB Thai Baht
UGX Ugandan Shilling
UYU Uruguayan Peso
WI/DD Purchased on a when-issued or delayed delivery basis.